N-4	Apr. 14, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
ChoicePlus Assurance Prime
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 7th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is also a negative Interest Adjustment, taxes, or tax penalties. A surrender charge will not apply if your withdrawal is made after the 7th anniversary since a Purchase Payment was invested.
If amounts are withdrawn, surrendered, or transferred from the fixed account before the expiration of a Guaranteed Period, an Interest Adjustment may apply, which may be negative. A negative Interest Adjustment will result in the loss of some or all previously-
credited interest in excess of the guaranteed minimum interest rate, if any. Your loss will be greater if you also have to pay a surrender charge, taxes, or tax penalties.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments – Surrender Charge
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges and Interest Adjustments.	●Fee Tables ●Charges, Other Deductions, and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.27%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.32%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.57%[1]
	Base Contract – Estate Enhancement Benefit	1.77%[1]	1.77%[1]
	Fund fees and expenses	0.48%[2]	3.48%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[3]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Interest Adjustments that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $7,874
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 7th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is also a negative Interest Adjustment, taxes, or tax penalties. A surrender charge will not apply if your withdrawal is made after the 7th anniversary since a Purchase Payment was invested.
If amounts are withdrawn, surrendered, or transferred from the fixed account before the expiration of a Guaranteed Period, an Interest Adjustment may apply, which may be negative. A negative Interest Adjustment will result in the loss of some or all previously-
credited interest in excess of the guaranteed minimum interest rate, if any. Your loss will be greater if you also have to pay a surrender charge, taxes, or tax penalties.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges and Interest Adjustments.	●Fee Tables ●Charges, Other Deductions, and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.27%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.32%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.57%[1]
	Base Contract – Estate Enhancement Benefit	1.77%[1]	1.77%[1]
	Fund fees and expenses	0.48%[2]	3.48%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[3]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Interest Adjustments that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $7,874
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	2.75%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
Optional Benefits Footnotes [Text Block]	3 As an annualized percentage of the Protected Income Base.
Investment Options Footnotes [Text Block]	2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Interest Adjustments that substantially increase costs.

Lowest Annual Cost: $2,041	Highest Annual Cost: $7,874
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 2,041
Highest Annual Cost [Dollars]	$ 7,874
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
●A withdrawal, surrender, or transfer from the fixed account prior to the expiration date of a Guaranteed Period may result in an Interest Adjustment, which could be positive or negative.
●At the end of a Guaranteed Period for the fixed account, your Contract Value in the fixed account will be reallocated according to your instructions. In the absence of instructions, a new Guaranteed Period will begin if available. State variations exist.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Charges, Other Deductions, and Adjustments ●Surrenders and Withdrawals ●Benefits Available Under the Contract ●Fixed Side of the Contract
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
888-868-2583 or visiting www.LincolnFinancial.com.
●Principal Risks ●Fixed Side of the Contract

Investment Restrictions [Text Block]	Yes:●Not all investment options may be available for investment under your Contract.●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option, if available.●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Key Information, Benefit Restrictions [Text Block]	Yes:●Optional benefits may have limitations or restrictions, including the investment options that you may select under the Contract. We may change these restrictions in the future.●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.●You are required to have a certain level of Contract Value for some new benefit elections.●We may modify or stop offering an optional benefit that is currently available at any time.●If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else.)●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	●If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees, expenses, and adjustments that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from the fixed account prior to the expiration date of a Guaranteed Period.[2] A negative Interest Adjustment will result in the loss of some or all previously credited interest in excess of the guaranteed minimum interest rate, if any. [1]The surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges, Other Deductions, and Adjustments — Surrender Charge.[2]An Interest Adjustment will not apply to dollar cost averaging and Regular Income Payments under i4LIFE® Advantage or certain other transactions under the Contract. See Charges, Other Deductions, and Adjustments — Interest Adjustment.  The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$35

Base Contract Expense (as a percentage of average Contract Value)[2]
Account Value Death Benefit	1.25%
Guarantee of Principal Death Benefit[2]	1.30%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)[2]	1.55%
Estate Enhancement Benefit (EEB)[2]	1.75%

Optional Benefit Expenses (Death Benefit Charges)
Estate LockSM Death Benefit:[3,4]
Guaranteed Maximum Annual Charge	1.60%
Optional Benefit Expenses (Protected Lifetime Income Fees)	Single Life	Joint Life
Lincoln ProtectedPay® and Estate LockSM:[3,5]
Guaranteed Maximum Annual Charge	2.75%	N/A
Lincoln ProtectedPay® lifetime income suite:[3,6]
Guaranteed Maximum Annual Charge	2.75%	2.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[6,7,8]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Market Select® Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Max 6 SelectSM Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage:[9]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after January 28, 2025:[3,10]
Guaranteed Maximum Annual Charge	2.75%	2.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018:[3,10]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected prior to January 28, 2025:[10]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Charge	1.10%	1.30%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[10]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	0.95%	1.15%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or day of surrender). The account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.[2]Each base contract expense includes an administrative charge of 0.10%.[3]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [4]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges, Other Deductions, and Adjustments section for a discussion of how the charge is calculated. [5]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges, Other Deductions, and Adjustments — Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [7]The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - both versions are no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.[8]The current annual charge rate may increase periodically to the rate listed above (a) if the Protected Income Base increases as a result of an Enhancement after the tenth Benefit Year anniversary; or (b) upon the earlier of (1) the next Account Value Step-up of the Protected Income Base or (2) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000.[9]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge for more information. [10]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) riders elected prior to 5/21/2018, and Guaranteed Income Benefit (version 4) may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.  The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	3.48%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48%	3.29%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.Appendix G — Current Rider Charges for Previous Elections The following tables reflect the current charge for optional Living Benefit Riders by election date. The current charges for new elections are disclosed in a Rate Sheet supplement. Optional Protected Lifetime Income Fees:
Lincoln ProtectedPay® and Estate LockSM
	Single Life	Joint Life
Lincoln ProtectedPay Select Core® and Estate LockSM riders elected between January 28, 2025 and April 30, 2026	1.50%	N/A
Lincoln ProtectedPay Secure Core® and Estate LockSM riders elected between January 28, 2025 and February 16, 2026	1.50%	N/A

Lincoln ProtectedPay® Lifetime Income Suite
	Single Life	Joint Life
Lincoln ProtectedPay® Select riders elected between February 21, 2023 and April 30, 2026	1.50%	1.60%
Lincoln ProtectedPay® Secure riders elected between February 21, 2023 and February 16, 2026	1.50%	1.60%

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
	Single Life	Joint Life
Riders elected between February 23, 2021 and December 17, 2023	1.50%	1.60%
Riders elected between May 21, 2018 and February 22, 2021	1.25%	1.50%

Lincoln Market Select® Advantage
	Single Life	Joint Life
Riders elected between February 23, 2021 and December 17, 2023	1.50%	1.60%
Riders elected between August 29, 2016 (October 3, 2016 for existing Contractowners) and February 22, 2021	1.25%	1.50%

Lincoln Max 6 SelectSM Advantage
	Single Life	Joint Life
Riders elected between June 13, 2022 and December 17, 2023	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit
	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected between January 28, 2025 and April 30, 2026	1.15%	1.35%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected between May 21, 2018 and February 16, 2026	0.95%	1.15%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
	Single Life	Joint Life
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected between February 23, 2021 and December 17, 2023	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected between May 21, 2018 and February 22, 2021	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	1.05%	1.25%

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage
	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected between February 23, 2021 and December 17, 2023	1.50%	1.60%

i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected between August 29, 2016 (October 3, 2016 for existing Contractowners) and February 22, 2021	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (version 4) for Lincoln Market Select® Advantage riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners)	0.95%	1.15%

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from the fixed account prior to the expiration date of a Guaranteed Period.[2] A negative Interest Adjustment will result in the loss of some or all previously credited interest in excess of the guaranteed minimum interest rate, if any. [1]The surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges, Other Deductions, and Adjustments — Surrender Charge.[2]An Interest Adjustment will not apply to dollar cost averaging and Regular Income Payments under i4LIFE® Advantage or certain other transactions under the Contract. See Charges, Other Deductions, and Adjustments — Interest Adjustment.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges, Other Deductions, and Adjustments — Surrender Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$35

Base Contract Expense (as a percentage of average Contract Value)[2]
Account Value Death Benefit	1.25%
Guarantee of Principal Death Benefit[2]	1.30%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)[2]	1.55%
Estate Enhancement Benefit (EEB)[2]	1.75%

Optional Benefit Expenses (Death Benefit Charges)
Estate LockSM Death Benefit:[3,4]
Guaranteed Maximum Annual Charge	1.60%
Optional Benefit Expenses (Protected Lifetime Income Fees)	Single Life	Joint Life
Lincoln ProtectedPay® and Estate LockSM:[3,5]
Guaranteed Maximum Annual Charge	2.75%	N/A
Lincoln ProtectedPay® lifetime income suite:[3,6]
Guaranteed Maximum Annual Charge	2.75%	2.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[6,7,8]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.25%	1.50%
Lincoln Market Select® Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Max 6 SelectSM Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage:[9]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after January 28, 2025:[3,10]
Guaranteed Maximum Annual Charge	2.75%	2.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected on or after May 21, 2018:[3,10]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected prior to January 28, 2025:[10]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Charge	1.10%	1.30%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to May 21, 2018 and i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders:[10]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	0.95%	1.15%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or day of surrender). The account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.[2]Each base contract expense includes an administrative charge of 0.10%.[3]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [4]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges, Other Deductions, and Adjustments section for a discussion of how the charge is calculated. [5]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges, Other Deductions, and Adjustments — Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [7]The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - both versions are no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.[8]The current annual charge rate may increase periodically to the rate listed above (a) if the Protected Income Base increases as a result of an Enhancement after the tenth Benefit Year anniversary; or (b) upon the earlier of (1) the next Account Value Step-up of the Protected Income Base or (2) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000.[9]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge for more information. [10]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) riders elected prior to 5/21/2018, and Guaranteed Income Benefit (version 4) may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Administrative Expense, Current [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the Contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or day of surrender). The account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
Base Contract Expense, Footnotes [Text Block]	Each base contract expense includes an administrative charge of 0.10%.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [4]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges, Other Deductions, and Adjustments section for a discussion of how the charge is calculated. [5]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges, Other Deductions, and Adjustments — Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [7]The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - both versions are no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.[8]The current annual charge rate may increase periodically to the rate listed above (a) if the Protected Income Base increases as a result of an Enhancement after the tenth Benefit Year anniversary; or (b) upon the earlier of (1) the next Account Value Step-up of the Protected Income Base or (2) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000.[9]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge for more information. [10]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) riders elected prior to 5/21/2018, and Guaranteed Income Benefit (version 4) may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	3.48%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48%	3.29%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	3.48%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$14,920	$29,837	$44,706	$78,737
1 year	3 years	5 years	10 years
$15,049	$29,453	$42,886	$70,111

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$7,920	$23,837	$39,706	$78,737
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,049	$23,453	$37,886	$70,111

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$7,920	$23,837	$39,706	$78,737
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,049	$23,453	$37,886	$70,111

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include:Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract. Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements. This means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with certain Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A withdrawal or surrender from the fixed account prior to the expiration date of a Guaranteed Period may result in a negative Interest Adjustment. A negative Interest Adjustment will result in the loss of some or all previously-credited interest in excess of the guaranteed minimum interest rate, if any.Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. A transfer from the fixed account prior to the expiration date of a Guaranteed Period may result in a negative Interest Adjustment. A negative Interest Adjustment will result in the loss of some or all previously-credited interest in excess of the guaranteed minimum interest rate, if any. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors.You must obtain our approval for Purchase Payments totaling $5 million or more where the only optional benefits elected are the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit and $1 million or more for all other contracts. At the Company’s discretion, either amount may consider total Purchase Payments for all contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant. Additionally, if you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.25% (as a percentage of average Contract Value)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of average Contract Value)	●Withdrawals could significantly reduce the benefit.
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest Contract Value
on any contract anniversary prior to age 81
as adjusted for withdrawals.
●1.55% (as a percentage of average Contract Value)
●Not available if age 80 or older at the
time of issuance.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increases to the highest Contract Value.

Dollar-Cost Averaging (DCA)	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging. ●Only available for the Subaccounts. ●Rebalancing may take place on a monthly, quarterly, semi-annual, or annual basis.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service (AWS)	Allows you to take periodic withdrawals from your Contract automatically.	None
●Automatically terminates once i4LIFE®
Advantage begins.
●Withdrawals are subject to applicable
surrender charges, Interest Adjustments,
taxes, and tax penalties.
●May result in Excess Withdrawals under
certain optional benefits.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Estate LockSM Death Benefit
Works in conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider to
provide a Death Benefit equal to the greatest
of (1) Contract Value; (2) all Purchase
Payments, as adjusted for Excess
Withdrawals
●1.60% (as a percentage of the Purchase Payments portion of the Death Benefit)
●Available only at issue, and only in
conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider.
●Available only if 35 to 75 years of age at
the time of issuance.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●The fee rate may increase at any time
after ten years from the rider effective
date.
●Additional Purchase Payments may be
limited.

Lincoln ProtectedPay Select Core® and Estate LockSM
Provides:
●A combination Death Benefit and Living
Benefit Rider;
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% Single Life Option (as a percentage of the Fee Basis Amount)
●Available only at issue, and only in
conjunction with the Estate LockSM
Death Benefit.
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln ProtectedPay®
lifetime income suite
options:
●Lincoln
ProtectedPay
Select Core®
●Lincoln
ProtectedPay
Select Plus®
●Lincoln
ProtectedPay
Select Max®
Beginning May 18,
2026, the Lincoln
ProtectedPay®
Select riders will
only be available
for election at the
time the Contract is
purchased.

Provides:
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement that may increase the
Protected Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% (as an annualized percentage of average Account Value)	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be limited.
Select Guaranteed Income Benefit Beginning May 18, 2026, this rider will only be available for election at the time the Contract is purchased.	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.	●2.75%* Single and Joint Life Options *The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
●Only available with i4LIFE® Advantage.
●Investment Requirements apply.
●Withdrawals could significantly reduce or
terminate the benefit.
●Restrictions apply to the length of the
Access Period.
●Additional Purchase Payments may be
limited.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	●1.25% (as a percentage of average Contract Value)	●Poor investment performance could significantly reduce the benefit. ●Withdrawals could significantly reduce the benefit.
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●1.30% (as a percentage of average Contract Value)	●Withdrawals could significantly reduce the benefit.
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest Contract Value
on any contract anniversary prior to age 81
as adjusted for withdrawals.
●1.55% (as a percentage of average Contract Value)
●Not available if age 80 or older at the
time of issuance.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increases to the highest Contract Value.

Dollar-Cost Averaging (DCA)	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging. ●Only available for the Subaccounts. ●Rebalancing may take place on a monthly, quarterly, semi-annual, or annual basis.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service (AWS)	Allows you to take periodic withdrawals from your Contract automatically.	None
●Automatically terminates once i4LIFE®
Advantage begins.
●Withdrawals are subject to applicable
surrender charges, Interest Adjustments,
taxes, and tax penalties.
●May result in Excess Withdrawals under
certain optional benefits.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Estate LockSM Death Benefit
Works in conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider to
provide a Death Benefit equal to the greatest
of (1) Contract Value; (2) all Purchase
Payments, as adjusted for Excess
Withdrawals
●1.60% (as a percentage of the Purchase Payments portion of the Death Benefit)
●Available only at issue, and only in
conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider.
●Available only if 35 to 75 years of age at
the time of issuance.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●The fee rate may increase at any time
after ten years from the rider effective
date.
●Additional Purchase Payments may be
limited.

Lincoln ProtectedPay Select Core® and Estate LockSM
Provides:
●A combination Death Benefit and Living
Benefit Rider;
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% Single Life Option (as a percentage of the Fee Basis Amount)
●Available only at issue, and only in
conjunction with the Estate LockSM
Death Benefit.
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln ProtectedPay®
lifetime income suite
options:
●Lincoln
ProtectedPay
Select Core®
●Lincoln
ProtectedPay
Select Plus®
●Lincoln
ProtectedPay
Select Max®
Beginning May 18,
2026, the Lincoln
ProtectedPay®
Select riders will
only be available
for election at the
time the Contract is
purchased.

Provides:
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement that may increase the
Protected Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% (as an annualized percentage of average Account Value)	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments may be limited.
Select Guaranteed Income Benefit Beginning May 18, 2026, this rider will only be available for election at the time the Contract is purchased.	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.	●2.75%* Single and Joint Life Options *The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
●Only available with i4LIFE® Advantage.
●Investment Requirements apply.
●Withdrawals could significantly reduce or
terminate the benefit.
●Restrictions apply to the length of the
Access Period.
●Additional Purchase Payments may be
limited.

Guaranteed Minimum Withdrawal [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [4]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges, Other Deductions, and Adjustments section for a discussion of how the charge is calculated. [5]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [6]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges, Other Deductions, and Adjustments — Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [7]The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - both versions are no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.[8]The current annual charge rate may increase periodically to the rate listed above (a) if the Protected Income Base increases as a result of an Enhancement after the tenth Benefit Year anniversary; or (b) upon the earlier of (1) the next Account Value Step-up of the Protected Income Base or (2) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000.[9]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge for more information. [10]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) riders elected prior to 5/21/2018, and Guaranteed Income Benefit (version 4) may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Select Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
Charges and Deductions for Discontinued Living Benefit Riders Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Market Select® Advantage, and Lincoln Max 6 SelectSM Advantage Fees. If you have elected a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect. See Fee Tables or Appendix G – Current Rider Charges for Previous Elections. The protected lifetime income fee: ●is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals; and ●may increase every Benefit Year upon an Account Value Step-up or an Enhancement. (You may opt out of this increase – see details below.) The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, of the Contract on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base. Opting Out of Fee Rate Increases Resulting from an Account Value Step-up The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. See Fee Tables. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will be lowered to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this single Account Value Step-up, and not to any subsequent Account Value Step-ups. You will need to notify us each time thereafter (if an Account Value Step-up would cause your fee rate to increase) if you do not want the Account Value Step-up. The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate if, after the first Benefit Year anniversary, cumulative Purchase Payments added to the Contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders. Opting Out of Fee Rate Increases Resulting from an Enhancement The following paragraph does not apply to Lincoln Market Select® Advantage riders elected prior to February 20, 2018 (April 2, 2018 for riders elected after the contract effective date) (subject to state approval). An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Protected Income Base each Benefit Year, your fee rate could increase each Benefit Year, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will be lowered to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any, and the Enhancement will not be applied. This opt out will only apply for this single Enhancement and not to any subsequent Enhancements. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement. No Opt Out of Fee Rate Increases Resulting from Purchase Payments The fee rate will also increase if, after the first Benefit Year anniversary, cumulative Purchase Payments added to the Contract equal or exceed $100,000. You may not opt out of this fee rate increase. To opt out of any of the events discussed above, you may contact us in writing or by telephone (if you have proper authorization for telephone transactions in place). The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the Contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from a Prior Rider. If you have elected Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, or Lincoln Market Select® Advantage (all “Prior Riders”) you may carry over certain features of that Prior Rider to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. If you make this transition, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider. This section applies to all of the transitions listed in the following chart. The charges and calculations described earlier in the i4LIFE® Advantage Guaranteed Income Benefit Charge section will not apply.
If your Prior Rider is...	you will transition to...
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Lincoln Market Select® Advantage	i4LIFE® Advantage Select Guaranteed Income Benefit
Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage Guaranteed Income Benefit (version 4)
The initial charge is a percentage of the greater of the Protected Income Base carried over from the Prior Rider or the Account Value. The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total base contract expense charge for the Death Benefit you have elected on your base contract also applies. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider. The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Prior Rider current charge rate. (The Prior Rider protected lifetime income fee continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the fee may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the protected lifetime income fee will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge. See i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who transition from a Prior Rider in the prospectus for an example of how the initial i4LIFE® Advantage Guaranteed Income Benefit charge for purchasers of a Prior Rider could be calculated.Appendix D — Protected Annual Income Rates for Previous Rider Elections
Lincoln ProtectedPay® and Estate LockSM Protected Annual Income Rates by Ages:Lincoln ProtectedPay Select Core® and Estate LockSM applications or rider election forms signed between February 17, 2026 and April 30, 2026
Age	PAI Rate
59 – 64	4.20%
65 – 69	5.60%
70 – 74	5.80%
75 – 79	6.00%
80+	6.25%
Lincoln ProtectedPay Select Core® and Estate LockSM applications or rider election forms signed between January 28, 2025 and February 16, 2026
Age	PAI Rate
59 – 64	4.25%
65 – 69	5.85%
70 – 74	5.95%
75 – 79	6.20%
80+	6.35%
Lincoln ProtectedPay Secure Core® and Estate LockSM applications or rider election forms signed between January 28, 2025 and February 16, 2026
Age	PAI Rate
59 – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75 – 79	6.45%
80+	6.55%

Lincoln ProtectedPay® Lifetime Income SuiteProtected Annual Income Rates by Ages: Lincoln ProtectedPay Select Core® applications or rider election forms signed between February 17, 2026 and April 30, 2026
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.40%	59 – 64	4.15%
65 – 69	6.05%	65 – 69	5.50%
70 – 74	6.25%	70 – 74	5.70%
75 – 79	6.45%	75 – 79	5.90%
80+	6.60%	80+	6.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between September 17, 2024 and February 16, 2026
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.50%	59 – 64	4.25%
65 – 69	6.15%	65 – 69	5.60%
70 – 74	6.35%	70 – 74	5.80%
75 – 79	6.55%	75 – 79	6.00%
80+	6.70%	80+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between January 22, 2024 and September 16, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	6.00%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between January 2, 2024 and January 21, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between October 2, 2023 and January 1, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	6.00%	65 – 69	5.50%
70 – 74	6.05%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between April 3, 2023 and October 1, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.65%	65 – 69	5.20%
70 – 74	6.05%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between February 21, 2023 and April 2, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.00%	59 – 64	3.60%
65 – 69	5.50%	65 – 69	5.00%
70 – 74	5.60%	70 – 74	5.10%
75+	5.75%	75+	5.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln ProtectedPay Secure Core® applications or rider election forms signed between September 17, 2024 and February 16, 2026
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.50%
65 – 69	6.35%	65 – 69	5.90%
70 – 74	6.55%	70 – 74	6.10%
75 – 79	6.75%	75 – 79	6.30%
80+	6.90%	80+	6.45%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between January 22, 2024 and September 16, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.10%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between January 2, 2024 and January 21, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between October 2, 2023 and January 1, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.10%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between April 3, 2023 and October 1, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	5.90%	65 – 69	5.45%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between February 21, 2023 and April 2, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.50%	59 – 64	4.00%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	5.85%	70 – 74	5.35%
75+	6.00%	75+	5.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln ProtectedPay Select Plus® applications or rider election forms signed between February 17, 2026 and April 30, 2026
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	7.55%	7.00%	65 – 69	4.50%	4.25%
70 – 74	7.80%	7.30%	70 – 74	4.50%	4.25%
75 – 79	7.90%	7.40%	75 – 79	4.50%	4.25%
80+	8.00%	7.50%	80+	4.50%	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between September 17, 2024 and February 16, 2026
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	7.65%	7.10%	65 – 69	4.50%	4.25%
70 – 74	7.90%	7.40%	70 – 74	4.50%	4.25%
75 – 79	8.00%	7.50%	75 – 79	4.50%	4.25%
80+	8.10%	7.60%	80+	4.50%	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	7.65%	7.10%	65 – 69	4.50%	4.25%
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
70 – 74	7.90%	7.15%	70 – 74	4.50%	4.25%
75+	8.00%	7.40%	75+	4.50%	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between February 21, 2023 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.00%	6.35%	65 – 69	4.00%	4.00%
70 – 74	7.15%	6.50%	70 – 74	4.00%	4.00%
75+	7.25%	6.75%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between September 17, 2024 and February 16, 2026
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.90%	5.40%	59 – 64	3.50%	3.25%
65 – 69	7.65%	7.10%	65 – 69	5.00%	4.50%
70 – 74	7.90%	7.40%	70 – 74	5.00%	4.50%
75 – 79	8.00%	7.50%	75 – 79	5.00%	4.50%
80+	8.10%	7.60%	80+	5.00%	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.25%	59 – 64	3.50%	3.25%
65 – 69	7.50%	7.10%	65 – 69	5.00%	4.50%
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
70 – 74	7.75%	7.15%	70 – 74	5.00%	4.50%
75+	7.85%	7.50%	75+	5.00%	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between February 21, 2023 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.40%	7.00%	70 – 74	4.00%	4.00%
75+	7.50%	7.25%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.Lincoln ProtectedPay Select Max® applications or rider election forms signed between February 17, 2026 and April 30, 2026
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.60%	5.10%	59 – 64	3.00%	3.00%
65 – 69	8.55%	8.15%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75 – 79	8.90%	8.50%	75 – 79	3.50%	3.25%
80+	9.00%	8.60%	80+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between September 17, 2024 and February 16, 2026
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	8.65%	8.25%	65 – 69	3.50%	3.25%
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
70 – 74	8.85%	8.40%	70 – 74	3.50%	3.25%
75 – 79	9.00%	8.60%	75 – 79	3.50%	3.25%
80+	9.10%	8.70%	80+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between April 3, 2023 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.00%	3.00%
70 – 74	8.55%	8.10%	70 – 74	3.00%	3.00%
75+	8.80%	8.30%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between February 21, 2023 and April 2, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.00%	7.70%	65 – 69	3.00%	3.00%
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
70 – 74	8.25%	7.85%	70 – 74	3.00%	3.00%
75+	8.40%	8.00%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.Lincoln ProtectedPay Secure Max® applications or rider election forms signed between September 17, 2024 and February 16, 2026
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.90%	5.40%	59 – 64	3.50%	3.25%
65 – 69	8.85%	8.45%	65 – 69	3.50%	3.25%
70 – 74	9.05%	8.60%	70 – 74	3.50%	3.25%
75 – 79	9.20%	8.80%	75 – 79	3.50%	3.25%
80+	9.30%	8.90%	80+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.25%	59 – 64	3.50%	3.25%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between April 3, 2023 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.00%	3.00%
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
70 – 74	8.75%	8.30%	70 – 74	3.00%	3.00%
75+	9.00%	8.50%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between February 21, 2023 and April 2, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.25%	8.00%	65 – 69	3.00%	3.00%
70 – 74	8.50%	8.15%	70 – 74	3.00%	3.00%
75+	8.65%	8.30%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)Protected Annual Income Rates by Ages: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 18, 2022 and December 17, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	4.35%	59 – 64	3.85%
65 – 69	5.50%	65 – 69	4.75%
70 – 74	5.50%	70 – 74	4.85%
75+	5.65%	75+	5.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 23, 2022 and July 17, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	4.35%	59 – 64	3.85%
65 – 69	5.40%	65 – 69	4.65%
70 – 74	5.50%	70 – 74	4.75%
75+	5.65%	75+	5.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 15, 2021 and May 22, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	5.15%	65+	4.65%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between February 23, 2021 and November 14, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	5.00%	65+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 14, 2020 and February 22, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	4.75%	65+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.75%	55 – 58	2.50%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.00%	70 – 74	4.50%
75+	5.00%	75+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.20%	55 – 58	2.90%
59 – 64	4.10%	59 – 64	4.00%
65 – 69	5.35%	65 – 69	5.00%
70 – 74	5.45%	70 – 74	5.10%
75+	5.60%	75+	5.20%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.20%
59 – 64	4.40%	59 – 64	4.10%
65 – 69	5.50%	65 – 69	5.20%
70 – 74	5.60%	70 – 74	5.30%
75+	5.70%	75+	5.40%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 15, 2019 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and July 14, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%

Lincoln Lifetime IncomeSM Advantage 2.0Protected Annual Income Rates by Ages: Lincoln Lifetime IncomeSM Advantage 2.0 rider elections
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%

Lincoln Market Select® Advantage Protected Annual Income Rates by Ages: Lincoln Market Select® Advantage applications or rider election forms signed between February 13, 2023 and December 17, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.35%	55 – 58	2.10%
59 – 64	3.75%	59 – 64	3.35%
65 – 69	5.25%	65 – 69	4.60%
70 – 74	5.35%	70 – 74	4.70%
75+	5.50%	75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between July 18, 2022 and February 12, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.35%
70 – 74	5.10%	70 – 74	4.45%
75+	5.25%	75+	4.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 23, 2022 and July 17, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.10%	70 – 74	4.35%
75+	5.25%	75+	4.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between November 15, 2021 and May 22, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65 – 74	4.75%	65 – 74	4.15%
75+	5.00%	75+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between February 23, 2021 and November 14, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
59 – 64	3.25%	59 – 64	3.00%
65+	4.75%	65+	4.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between September 14, 2020 and February 22, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65+	4.50%	65+	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65 – 69	4.75%	65 – 69	4.25%
70 – 74	4.75%	70 – 74	4.25%
75+	4.75%	75+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.10%	55 – 58	2.85%
59 – 64	4.00%	59 – 64	3.65%
65 – 69	5.10%	65 – 69	4.65%
70 – 74	5.15%	70 – 74	4.75%
75+	5.55%	75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.25%	55 – 58	3.00%
59 – 64	4.15%	59 – 64	3.85%
65 – 69	5.15%	65 – 69	4.85%
70 – 74	5.35%	70 – 74	5.00%
75+	5.55%	75+	5.25%
For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between January 19, 2018 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between November 28, 2016 (January 9, 2017 for existing Contractowners) and January 18, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
Lincoln Max 6 SelectSM Advantage Protected Annual Income Rates by Ages: The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between February 13, 2023 and December 17, 2023
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
59 – 64	5.10%	4.55%	59 – 64	3.00%	2.75%
65 – 69	7.75%	7.35%	65 – 69	3.00%	2.75%
70 – 74	8.00%	7.60%	70 – 74	3.00%	2.75%
75 +	8.00%	7.75%	75 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between July 18, 2022 and February 12, 2023
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
59 – 64	5.00%	4.50%	59 – 64	3.00%	2.75%
65 – 69	7.50%	7.00%	65 – 69	3.00%	2.75%
70 – 74	8.00%	7.50%	70 – 74	3.00%	2.75%
75 – 79	8.00%	7.50%	75 – 79	3.00%	2.75%
80 +	8.00%	7.50%	80 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between June 13, 2022 and July 17, 2022
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
59 – 64	4.50%	3.60%	59 – 64	3.00%	2.75%
65 – 69	7.25%	6.00%	65 – 69	3.00%	2.75%
70 – 74	7.25%	6.25%	70 – 74	3.00%	2.75%
75 – 79	7.75%	6.50%	75 – 79	3.00%	2.75%
80 +	7.75%	6.50%	80 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies. Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income BenefitGuaranteed Income Benefit Percentages by Ages: i4LIFE® Advantage Select Guaranteed Income Benefit elections between January 28, 2025 and April 30, 2026, or for prior purchasers of Lincoln ProtectedPay Select Core® with applications and/or rider election forms signed between August 19, 2024 and April 30, 2026
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.25%	Under age 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln ProtectedPay Select Core® with applications and/or rider election forms signed between February 21, 2023 and August 18, 2024
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.15%	Under age 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage with applications and/or rider election forms signed between February 23, 2021 and December 17, 2023
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.00%	59 – 64	2.50%
65 – 69	3.75%	65 – 69	2.75%
70 – 74	4.00%	70 – 74	3.25%
75 – 79	4.25%	75 – 79	3.50%
80+	4.25%	80+	3.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage with applications and/or rider election forms signed between May 18, 2020 and February 22, 2021
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	2.50%
65 – 69	4.00%	65 – 69	2.75%
70 – 74	4.25%	70 – 74	3.25%
75 – 79	4.50%	75 – 79	3.50%
80+	4.50%	80+	3.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit elections and for prior purchasers of Lincoln Market Select® Advantage with applications and/or rider election forms signed between November 18, 2019 and May 17, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit elections between November 28, 2016 (January 9, 2017 for existing Contractowners) and November 17, 2019, or for purchasers of Lincoln Market Select® Advantage between November 28, 2016 (January 9, 2017 for existing Contractowners) and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your applications or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)Guaranteed Income Benefit Percentages by Ages: i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 28, 2022 and February 17, 2026, or for prior purchasers of Lincoln ProtectedPay Secure Core® between February 21, 2023 and February 17, 2026
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.25%	Under age 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 23, 2022 and November 27, 2022, or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 23, 2022 and December 17, 2023
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections and for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between February 23, 2021 and May 22, 2022
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.00%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.50%
75 – 79	4.50%	75 – 79	3.75%
80+	4.50%	80+	4.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections and for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 18, 2020 and February 22, 2021
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.50%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.75%	70 – 74	3.50%
75 – 79	4.75%	75 – 79	3.75%
80+	4.75%	80+	4.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 18, 2019 and May 17, 2020.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.25%
59 – 64	4.00%	59 – 64	3.75%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.25%	70 – 74	4.50%
75 – 79	5.50%	75 – 79	5.00%
80+	5.50%	80+	5.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between November 18, 2019 and May 17, 2020.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for: i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections prior to February 18, 2019, or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after June 3, 2013
Single Life Option		Joint Life Option**
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit. **If joint life option is in effect, the younger of you and your spouse’s age applies. Appendix F — Enhancement Rates for Previous Rider Elections
Lincoln ProtectedPay® Lifetime Income Suite and Lincoln ProtectedPay® and Estate LockSM Enhancement Rates:
If your rider was purchased:	The Enhancement is…	The Enhancement is…
Lincoln ProtectedPay® Select riders elected prior to April 30, 2026 Lincoln ProtectedPay® Secure riders elected prior to February 17, 2026	Equal to the Enhancement Value (initial Enhancement Value = Protected Income Base, and is increased by Enhancement Base x Enhancement Rate)	6%

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
Between July 18, 2022 and December 17, 2023	Enhancement Base	6%
Between May 18, 2020 and July 17, 2022	Enhancement Base	5%
Between February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date), and May 17, 2020, subject to state availability	Enhancement Base	6%
Prior to February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date)	Protected Income Base	5%

Lincoln Market Select® Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
Between July 18, 2022 and December 17, 2023	Enhancement Base	6%
Between May 18, 2020 and July 17, 2022	Enhancement Base	5%
Between February 20, 2018 (April 2, 2018 if your rider was elected after the contract issue date) and May 17, 2020, subject to state availability	Enhancement Base	6%
Between August 29, 2016 (October 3, 2016 if your rider was elected after the contract issue date) and February 19, 2018 (April 1, 2018 if your rider was elected after the contract issue date)	Protected Income Base	5%
Prior to August 29, 2016 (October 3, 2016 if your rider was elected after the contract issue date)	N/A	N/A

Lincoln Max 6 SelectSM Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
Between July 18, 2022 and December 17, 2023	Enhancement Base	6%
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
Prior to July 18, 2022	Enhancement Base	5%

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B advised by AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.19%[2]	6.02%	3.02%	9.80%
Long-term growth of capital.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company	1.15%[2]	14.33%	0.23%	6.96%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P2 advised by Capital Research and Management Company	0.90%	11.67%	6.43%	7.17%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	1.07%	4.08%	4.23%	7.24%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.31%	10.03%	4.88%	4.52%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.66%	14.96%	9.24%	10.84%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.79%	21.24%	15.08%	15.49%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.74%[2]	14.03%	5.63%	7.09%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.80%	14.63%	13.42%	17.16%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	-2.26%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	11.75%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	19.53%	6.45%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	12.53%	5.59%	7.19%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.72%	12.56%	7.66%	7.30%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.82%	12.43%	7.54%	7.19%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II	0.84%	12.50%	6.43%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.94%	11.52%	9.20%	7.53%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.04%	11.45%	9.11%	7.43%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after August 19, 2024.	0.59%	10.82%	9.89%	11.11%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	16.23%	3.42%	5.95%
Long-term growth of capital. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Service Class[6]	1.20%[2]	12.44%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[3]	1.05%[2]	9.27%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[3]	1.05%[2]	11.52%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Service Class	1.06%[2]	9.77%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	13.72%	8.18%	13.37%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	9.33%	6.23%	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	6.56%	5.02%	11.31%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	6.33%	0.62%	2.61%
Capital growth.	LVIP American Century International Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	15.81%	1.71%	6.27%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will not be available in contracts issued on or after May 18, 2026. This fund will be reorganzied to merge into the LVIP American Century Value Fund on or about June 5, 2026, subject to shareholders approval.	0.85%[2]	15.23%	9.84%	9.35%
Long-term capital growth, income is secondary consideration.	LVIP American Century Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	8.83%	8.72%	8.96%
Capital appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.16%[2]	4.50%	7.23%	8.43%
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	12.67%	11.52%	17.00%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	15.85%	11.47%	10.07%
Long-term capital appreciation. A fund of funds.	LVIP American Funds Vanguard Active Passive Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	N/A	N/A	N/A
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%	12.43%	4.70%	6.06%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%	14.51%	5.63%	6.90%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.04%	21.23%	7.85%	11.76%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	19.82%	12.98%	17.55%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	17.67%	13.51%	13.52%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	26.27%	3.01%	6.60%
Capital growth; income is a secondary consideration.	LVIP Avantis Large Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP American Century Disciplined Core Value Fund)	0.96%[2]	14.56%	8.51%	10.12%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	11.56%	10.13%	8.70%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	13.09%	7.97%	8.27%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Capital appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.19%[2]	16.72%	4.52%	5.52%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	10.78%	4.99%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%	5.49%	2.36%	2.76%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	8.63%	2.45%	3.42%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	8.58%	5.49%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	5.26%	11.82%	11.81%
Capital appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	2.65%	4.32%	9.63%
Long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	7.67%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	10.42%	10.45%	11.00%
Long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly ClearBridge Variable Large Cap Growth Portfolio)	0.99%[2]	8.35%	10.29%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	34.91%	9.38%	8.16%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%	34.75%	10.81%	6.89%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	15.26%	12.75%	13.27%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	15.09%	12.55%	12.71%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	8.75%	11.53%	11.12%
Capital appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	13.87%	13.07%	12.09%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%[2]	6.40%	-0.65%	2.25%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	6.87%	-0.79%	1.88%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	33.98%	8.80%	7.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	35.26%	11.70%	8.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	18.39%	15.89%	13.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	13.30%	11.41%	9.93%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.09%[2]	14.64%	6.02%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	9.51%	3.13%	4.64%
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	13.22%	8.82%	8.02%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	13.26%	5.31%	5.94%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.24%	4.44%	5.38%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	8.59%	4.41%	5.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%	4.45%	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.82%	4.12%	5.28%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	1.26%	8.74%	7.06%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	4.87%	1.55%	2.03%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%	10.00%	6.13%	8.66%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%	14.26%	13.40%	14.56%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	18.81%	6.82%	9.46%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	6.14%	-3.54%	0.11%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	36.05%	10.96%	7.63%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will not be available in contracts issued on or after May 18, 2026. This fund will be reorganized to merge into the LVIP Global Equity Managed Volatility Fund on or about June 5, 2026, subject to shareholders approval.	1.15%[2]	15.40%	9.77%	9.77%
Capital appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	19.71%	6.53%	7.44%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	8.94%	3.75%	5.58%
To maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%	12.95%	11.33%	10.29%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
To maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Service Class advised by Lincoln Financial Investments Corporation	0.79%	14.65%	12.58%	13.13%
Long-term capital appreciation.	LVIP Nomura U.S. Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%	22.24%	15.46%	15.92%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.62%[2]	6.53%	-0.97%	1.42%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP State Street Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Conservative Index Allocation Fund)	0.75%[2]	12.51%	3.45%	5.30%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP State Street Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Emerging Markets Equity Index Fund)	0.75%[2]	33.15%	3.15%	N/A
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund)	0.86%[2]	14.09%	6.34%	6.36%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund)	0.87%[2]	24.69%	6.54%	5.31%
Capital appreciation. A fund of funds.	LVIP State Street Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Large Cap Managed Volatility Fund)	0.72%[2]	9.35%	12.30%	11.95%
To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.	LVIP State Street Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Mid-Cap Index Fund)	0.60%[2]	6.87%	8.47%	10.06%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.75%	15.35%	5.59%	7.16%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderately Aggressive Index Allocation Fund)	0.75%	17.14%	6.39%	7.91%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP State Street Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Short-Term Bond Index Fund)	0.61%[2]	5.25%	2.00%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
Capital appreciation. A fund of funds.	LVIP State Street SMID Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA SMID Cap Managed Volatility Fund)	0.86%[2]	4.23%	4.39%	6.65%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	13.44%	4.19%	5.34%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	16.98%	6.90%	7.32%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	19.03%	8.00%	8.05%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	10.76%	7.14%	12.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.09%[2]	8.94%	5.91%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.06%[2]	8.28%	5.23%	6.36%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%	6.06%	-0.70%	1.29%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.55%[2]	16.18%	12.43%	13.50%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	31.23%	7.02%	7.87%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	2.16%	8.97%	8.26%
Capital appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.98%[2]	11.90%	10.82%	15.31%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	10.91%	6.16%	7.36%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Service Class	1.46%[2]	80.77%	8.48%	11.85%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC This fund is not available in contracts issued on or after January 9, 2017.	3.29%[2]	18.85%	10.47%	6.43%
Balanced investment composed of a well- diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.88%	13.95%	8.85%	10.17%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.79%	20.35%	15.38%	13.30%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB	1.05%[2]	2.66%	1.19%	9.60%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB	0.88%	10.69%	10.34%	14.69%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2 advised by Franklin Advisers, Inc. This fund is not available in contracts issued on or after January 9, 2017.	0.75%[2]	15.73%	-0.96%	-0.15%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [4]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [5]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. [6]The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market® based on market capitalization. NASDAQ®, and Nasdaq-100 Index®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by The Lincoln National Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by NASDAQ, and NASDAQ makes no representation regarding the advisability of purchasing the fund.
Variable Option [Line Items]
Prospectuses Available [Text Block]	Variable Options The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B advised by AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.19%[2]	6.02%	3.02%	9.80%
Long-term growth of capital.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company	1.15%[2]	14.33%	0.23%	6.96%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P2 advised by Capital Research and Management Company	0.90%	11.67%	6.43%	7.17%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	1.07%	4.08%	4.23%	7.24%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.31%	10.03%	4.88%	4.52%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.66%	14.96%	9.24%	10.84%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.79%	21.24%	15.08%	15.49%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.74%[2]	14.03%	5.63%	7.09%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.80%	14.63%	13.42%	17.16%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.80%	11.49%	9.83%	10.31%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	-2.26%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	11.75%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	19.53%	6.45%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I5	1.18%	5.30%	3.98%	6.68%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	12.53%	5.59%	7.19%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.72%	12.56%	7.66%	7.30%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.82%	12.43%	7.54%	7.19%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II	0.84%	12.50%	6.43%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.94%	11.52%	9.20%	7.53%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.04%	11.45%	9.11%	7.43%
To achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[4] This fund is not available in contracts issued on or after August 19, 2024.	0.59%	10.82%	9.89%	11.11%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	16.23%	3.42%	5.95%
Long-term growth of capital. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Service Class[6]	1.20%[2]	12.44%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[3]	1.05%[2]	9.27%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[3]	1.05%[2]	11.52%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Service Class	1.06%[2]	9.77%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	13.72%	8.18%	13.37%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	9.33%	6.23%	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	6.56%	5.02%	11.31%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	6.33%	0.62%	2.61%
Capital growth.	LVIP American Century International Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	15.81%	1.71%	6.27%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will not be available in contracts issued on or after May 18, 2026. This fund will be reorganzied to merge into the LVIP American Century Value Fund on or about June 5, 2026, subject to shareholders approval.	0.85%[2]	15.23%	9.84%	9.35%
Long-term capital growth, income is secondary consideration.	LVIP American Century Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	8.83%	8.72%	8.96%
Capital appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.16%[2]	4.50%	7.23%	8.43%
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	12.67%	11.52%	17.00%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	15.85%	11.47%	10.07%
Long-term capital appreciation. A fund of funds.	LVIP American Funds Vanguard Active Passive Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	N/A	N/A	N/A
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%	12.43%	4.70%	6.06%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%	14.51%	5.63%	6.90%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.04%	21.23%	7.85%	11.76%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	19.82%	12.98%	17.55%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	17.67%	13.51%	13.52%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	26.27%	3.01%	6.60%
Capital growth; income is a secondary consideration.	LVIP Avantis Large Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP American Century Disciplined Core Value Fund)	0.96%[2]	14.56%	8.51%	10.12%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	11.56%	10.13%	8.70%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	13.09%	7.97%	8.27%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
Capital appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.19%[2]	16.72%	4.52%	5.52%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	10.78%	4.99%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%	5.49%	2.36%	2.76%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	8.63%	2.45%	3.42%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	8.58%	5.49%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	5.26%	11.82%	11.81%
Capital appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	2.65%	4.32%	9.63%
Long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	7.67%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	10.42%	10.45%	11.00%
Long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly ClearBridge Variable Large Cap Growth Portfolio)	0.99%[2]	8.35%	10.29%	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	34.91%	9.38%	8.16%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%	34.75%	10.81%	6.89%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	15.26%	12.75%	13.27%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	15.09%	12.55%	12.71%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	8.75%	11.53%	11.12%
Capital appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	13.87%	13.07%	12.09%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%[2]	6.40%	-0.65%	2.25%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	6.87%	-0.79%	1.88%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	33.98%	8.80%	7.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	35.26%	11.70%	8.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	18.39%	15.89%	13.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	13.30%	11.41%	9.93%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.09%[2]	14.64%	6.02%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	9.51%	3.13%	4.64%
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	13.22%	8.82%	8.02%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	13.26%	5.31%	5.94%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.24%	4.44%	5.38%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%	7.15%	-0.29%	1.85%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	8.59%	4.41%	5.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%	4.45%	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.82%	4.12%	5.28%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	1.26%	8.74%	7.06%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	4.87%	1.55%	2.03%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%	10.00%	6.13%	8.66%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%	14.26%	13.40%	14.56%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	18.81%	6.82%	9.46%
Capital appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	12.78%	9.72%	9.82%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	6.14%	-3.54%	0.11%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	36.05%	10.96%	7.63%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation This fund will not be available in contracts issued on or after May 18, 2026. This fund will be reorganized to merge into the LVIP Global Equity Managed Volatility Fund on or about June 5, 2026, subject to shareholders approval.	1.15%[2]	15.40%	9.77%	9.77%
Capital appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	19.71%	6.53%	7.44%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	8.94%	3.75%	5.58%
To maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%	12.95%	11.33%	10.29%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
To maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Service Class advised by Lincoln Financial Investments Corporation	0.79%	14.65%	12.58%	13.13%
Long-term capital appreciation.	LVIP Nomura U.S. Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%	22.24%	15.46%	15.92%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	5.21%	1.65%	1.99%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.62%[2]	6.53%	-0.97%	1.42%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP State Street Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Conservative Index Allocation Fund)	0.75%[2]	12.51%	3.45%	5.30%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP State Street Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Emerging Markets Equity Index Fund)	0.75%[2]	33.15%	3.15%	N/A
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund)	0.86%[2]	14.09%	6.34%	6.36%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund)	0.87%[2]	24.69%	6.54%	5.31%
Capital appreciation. A fund of funds.	LVIP State Street Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Large Cap Managed Volatility Fund)	0.72%[2]	9.35%	12.30%	11.95%
To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.	LVIP State Street Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Mid-Cap Index Fund)	0.60%[2]	6.87%	8.47%	10.06%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.75%	15.35%	5.59%	7.16%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderately Aggressive Index Allocation Fund)	0.75%	17.14%	6.39%	7.91%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP State Street Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Short-Term Bond Index Fund)	0.61%[2]	5.25%	2.00%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
Capital appreciation. A fund of funds.	LVIP State Street SMID Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA SMID Cap Managed Volatility Fund)	0.86%[2]	4.23%	4.39%	6.65%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	13.44%	4.19%	5.34%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	16.98%	6.90%	7.32%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	19.03%	8.00%	8.05%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	10.76%	7.14%	12.62%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.09%[2]	8.94%	5.91%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.06%[2]	8.28%	5.23%	6.36%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%	6.06%	-0.70%	1.29%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.55%[2]	16.18%	12.43%	13.50%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	31.23%	7.02%	7.87%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	2.16%	8.97%	8.26%
Capital appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.98%[2]	11.90%	10.82%	15.31%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	10.91%	6.16%	7.36%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Service Class	1.46%[2]	80.77%	8.48%	11.85%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC This fund is not available in contracts issued on or after January 9, 2017.	3.29%[2]	18.85%	10.47%	6.43%
Balanced investment composed of a well- diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.88%	13.95%	8.85%	10.17%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.79%	20.35%	15.38%	13.30%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB	1.05%[2]	2.66%	1.19%	9.60%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB	0.88%	10.69%	10.34%	14.69%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2 advised by Franklin Advisers, Inc. This fund is not available in contracts issued on or after January 9, 2017.	0.75%[2]	15.73%	-0.96%	-0.15%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [4]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [5]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. [6]The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market® based on market capitalization. NASDAQ®, and Nasdaq-100 Index®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by The Lincoln National Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by NASDAQ, and NASDAQ makes no representation regarding the advisability of purchasing the fund.
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Options The following is a list of fixed account options currently available under the Contract. We may change the features of the fixed account options listed below, offer new fixed account options, and terminate existing fixed account options. We will provide you with written notice at least 30 days prior to the date of any change. Depending on the optional benefits you choose, you may not be able to invest in a fixed account option.
Name	Term	Minimum Guaranteed Interest Rate
DCA Fixed Account	3 –60 months	1.50%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
DCA Fixed Account	3 –60 months	1.50%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Appendix B — Investment Requirements If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. If you elected Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Riders, you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefits Sections below. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements. If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider. Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition. Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk and Secure riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.For certain Living Benefit Riders, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below. For all Living Benefit Riders, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the subaccount investments. At the time you receive notice of a change to the Investment Requirements, you may: 1.submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or 2.take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or 3.terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to Appendix A – Investment Options Available Under The Contract of this prospectus for more information. American Funds® IS Managed Risk Asset Allocation Fund LVIP American Century Inflation Protection Fund LVIP American Century Select Mid Cap Managed Volatility Fund LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Global Growth Allocation Managed Risk Fund LVIP BlackRock Dividend Value Managed Volatility Fund LVIP BlackRock Global Allocation Managed Risk Fund LVIP BlackRock Growth ETF Allocation Managed Risk Fund LVIP BlackRock Inflation Protected Bond Fund LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund LVIP Blended Large Cap Growth Managed Volatility Fund LVIP Blended Mid Cap Managed Volatility Fund LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund LVIP Dimensional International Equity Managed Volatility Fund LVIP Dimensional U.S. Equity Managed Volatility Fund LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP Global Aggressive Growth Allocation Managed Risk Fund LVIP Global Conservative Allocation Managed Risk Fund LVIP Global Equity Managed Volatility Fund LVIP Global Growth Allocation Managed Risk Fund LVIP Global Moderate Allocation Managed Risk Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund LVIP JPMorgan Short Duration Bond FundLVIP Multi-Manager International Equity Managed Volatility Fund LVIP Multi-Manager Global Equity Managed Volatility Fund LVIP Nomura Diversified Floating Rate Fund LVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Global Tactical Allocation Managed Volatility Fund LVIP State Street International Managed Volatility Fund LVIP State Street Large Cap Managed Volatility Fund LVIP State Street Short-Term Bond Index Fund LVIP State Street SMID Cap Managed Volatility Fund LVIP U.S. Aggressive Growth Allocation Managed Risk Fund LVIP U.S. Growth Allocation Managed Risk Fund LVIP Vanguard Bond Allocation FundThe fixed account is only available for dollar cost averaging.As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available:●70/30 Global Allocation Managed Volatility Model ●80/20 U.S. Allocation Managed Volatility ModelYou may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), are transitioning to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) from one of these riders (if applicable), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 and on or after May 18, 2020, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available in your Contract; refer to Appendix A – Investment Options Available Under The Contract of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value
Lincoln Hedged S&P 500 Conservative Fund[1] LVIP American Century Inflation Protection Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund[2] LVIP Nomura Diversified Floating Rate Fund LVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Short-Term Bond Index Fund LVIP Vanguard Bond Allocation Fund[1]This fund option is only available for elections of Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on and after May 18, 2020. [2]This fund option is not available for riders purchased on or after May 21, 2018.
Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds® IS Managed Risk Asset Allocation Fund Lincoln Hedged S&P 500 Fund[1] Lincoln Opportunistic Hedged Equity Fund[1] LVIP American Century Select Mid Cap Managed Volatility Fund LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Global Growth Allocation Managed Risk Fund LVIP BlackRock Dividend Value Managed Volatility Fund LVIP BlackRock Global Allocation Managed Risk Fund LVIP BlackRock Growth ETF Allocation Managed Risk Fund LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund LVIP Blended Large Cap Growth Managed Volatility Fund LVIP Blended Mid Cap Managed Volatility Fund LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund LVIP Dimensional International Equity Managed Volatility Fund LVIP Dimensional U.S. Equity Managed Volatility Fund LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund LVIP Global Aggressive Growth Allocation Managed Risk Fund LVIP Global Conservative Allocation Managed Risk Fund LVIP Global Equity Managed Volatility Fund LVIP Global Growth Allocation Managed Risk Fund LVIP Global Moderate Allocation Managed Risk Fund LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund LVIP Multi-Manager Global Equity Managed Volatility Fund LVIP Multi-Manager International Equity Managed Volatility Fund LVIP State Street Global Tactical Allocation Managed Volatility Fund LVIP State Street International Managed Volatility Fund LVIP State Street Large Cap Managed Volatility Fund LVIP State Street SMID Cap Managed Volatility Fund LVIP U.S. Aggressive Growth Allocation Managed Risk Fund LVIP U.S. Growth Allocation Managed Risk Fund[1]This fund option is only available for elections of Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on and after May 18, 2020. The fixed account is only available for dollar cost averaging. As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.  American Funds® IS Managed Risk Asset Allocation Fund Lincoln Hedged S&P 500 Conservative Fund[1] LVIP American Century Inflation Protection Fund LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Global Growth Allocation Managed Risk Fund LVIP BlackRock Global Allocation Managed Risk Fund LVIP BlackRock Growth ETF Allocation Managed Risk Fund LVIP BlackRock Inflation Protected Bond Fund LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP Global Aggressive Growth Allocation Managed Risk Fund LVIP Global Conservative Allocation Managed Risk Fund LVIP Global Growth Allocation Managed Risk Fund LVIP Global Moderate Allocation Managed Risk Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund[2] LVIP Nomura Diversified Floating Rate FundLVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Global Tactical Allocation Managed Volatility Fund LVIP State Street Short-Term Bond Index Fund LVIP U.S. Aggressive Growth Allocation Managed Risk Fund LVIP U.S. Growth Allocation Managed Risk Fund LVIP Vanguard Bond Allocation Fund[1]This fund option is only available for elections of Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, and i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on and after May 18, 2020. [2]This fund option is not available for riders purchased on or after May 21, 2018.  The fixed account, if available, is only available for dollar cost averaging.Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available:●70/30 Global Allocation Managed Volatility Model ●80/20 U.S. Allocation Managed Volatility ModelYou may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.  AB VPS Sustainable Global Thematic Portfolio American Funds® IS Global Small Capitalization FundClearBridge Variable Mid Cap Portfolio DWS Alternative Asset Allocation VIP Portfolio Fidelity® VIP Growth Portfolio First Trust Capital Strength Hedged Equity Portfolio Lincoln Hedged Nasdaq-100 Fund LVIP BlackRock Real Estate Fund LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund LVIP Mondrian Global Income Fund LVIP Nomura U.S. REIT FundLVIP State Street Emerging Markets Equity Index FundMFS®VIT Utilities Series Nomura VIP Emerging Markets Series PIMCO VIT CommodityRealReturn® Strategy Portfolio Putnam VT Sustainable Future Fund Templeton Global Bond VIP FundThe fixed account, if available, is only available for dollar cost averaging.As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available:●Active-Passive Global Growth Allocation Model ●Dimensional/Vanguard Moderate Allocation Model ●Dimensional/Vanguard Global Growth Allocation Model ●Multi-Manager Domestic Growth Allocation Model ●Multi-Manager Moderate Allocation Model (only available in Contracts issued prior to August 19, 2024)You may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for other Living Benefit Riders purchased on or after November 28, 2016 (January 9, 2017 for existing Contractowners). If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after November 28, 2016 (January 9, 2017 for existing Contractowners) but prior to May 21, 2018, Lincoln Market Select® Advantage on or after November 28, 2016 (January 9, 2017 for existing Contractowners), Lincoln ProtectedPay Select Core® and Estate LockSM, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Max 6 SelectSM Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.
LVIP American Century Inflation Protection Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Short Duration Bond Fund LVIP Nomura Diversified Floating Rate Fund LVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Short-Term Bond Index Fund LVIP Vanguard Bond Allocation Fund
Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
AB VPS Discovery Value Portfolio American Funds® IS Managed Risk Asset Allocation Fund Fidelity® VIP Balanced Portfolio Fidelity® VIP Contrafund® Portfolio Fidelity® VIP FundsManager® 50% Portfolio Fidelity® VIP Mid Cap Portfolio First Trust Capital Strength Portfolio First Trust Growth Strength Portfolio First Trust International Developed Capital Strength Portfolio First Trust/Dow Jones Dividend & Income Allocation Portfolio Franklin Allocation VIP Fund Franklin Income VIP Fund Franklin Multi-Asset Variable Conservative Growth Franklin Mutual Shares VIP Fund Invesco V.I. Equally-Weighted S&P 500 Fund Invesco V.I. EQV International Equity Fund Lincoln Hedged S&P 500 Conservative Fund Lincoln Hedged S&P 500 Fund Lincoln Opportunistic Hedged Equity Fund LVIP AllianceBernstein Large Cap Growth Fund LVIP American Century Balanced Fund LVIP American Century Capital Appreciation Fund LVIP American Century International Fund LVIP American Century Large Company Value Fund LVIP American Century Mid Cap Value Fund LVIP American Century Ultra® Fund LVIP American Century Value Fund LVIP American Funds Vanguard Active Passive Growth Fund LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Global Growth Allocation Managed Risk Fund LVIP American Global Growth Fund LVIP American Growth Fund LVIP American Growth-Income Fund LVIP American International Fund LVIP Avantis Large Cap Value Fund LVIP Baron Growth Opportunities Fund LVIP BlackRock Equity Dividend Fund LVIP BlackRock Global Allocation Fund LVIP BlackRock Global Allocation Managed Risk Fund LVIP BlackRock Growth ETF Allocation Managed Risk Fund LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund LVIP Channing Small Cap Value Fund LVIP ClearBridge Large Cap Growth Fund LVIP Dimensional International Core Equity Fund LVIP Dimensional U.S. Core Equity 1 Fund LVIP Dimensional U.S. Core Equity 2 Fund LVIP Franklin Templeton Multi-Factor International Equity Fund LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund LVIP Global Aggressive Growth Allocation Managed Risk Fund LVIP Global Conservative Allocation Managed Risk Fund LVIP Global Growth Allocation Managed Risk Fund LVIP Global Moderate Allocation Managed Risk Fund LVIP Government Money Market Fund LVIP JPMorgan High Yield Fund LVIP JPMorgan Mid Cap Value Fund LVIP JPMorgan Retirement Income Fund LVIP JPMorgan Small Cap Core Fund LVIP JPMorgan U.S. Equity Fund LVIP MFS International Growth Fund LVIP MFS Value Fund LVIP Mondrian International Value Fund LVIP Nomura High Yield Fund LVIP Nomura Mid Cap Value Fund LVIP Nomura SMID Cap Core Fund LVIP Nomura Social Awareness Fund LVIP Nomura U.S. Growth Fund LVIP State Street Conservative Index Allocation Fund LVIP State Street Global Tactical Allocation Managed Volatility Fund LVIP State Street International Index Fund LVIP State Street Mid-Cap Index Fund LVIP State Street Moderate Index Allocation Fund LVIP State Street Moderately Aggressive Index Allocation Fund LVIP State Street S&P 500 Index Fund LVIP State Street Small-Cap Index Fund LVIP Structured Conservative Allocation Fund LVIP Structured Moderate Allocation Fund LVIP Structured Moderately Aggressive Allocation Fund LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP U.S. Aggressive Growth Allocation Managed Risk Fund LVIP U.S. Growth Allocation Managed Risk Fund LVIP Vanguard Domestic Equity ETF Fund LVIP Vanguard International Equity ETF Fund LVIP Wellington SMID Cap Value Fund MFS® VIT Growth Series MFS® VIT Total Return Series Nomura VIP Small Cap Value Series Putnam VT George Putnam Balanced Fund Putnam VT Large Cap Value Fund Putnam VT Sustainable Leaders FundAs an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.  American Funds® IS Managed Risk Asset Allocation Fund Fidelity® VIP Balanced Portfolio Fidelity® VIP FundsManager® 50% Portfolio First Trust/Dow Jones Dividend & Income Allocation Portfolio Franklin Allocation VIP Fund Franklin Multi-Asset Variable Conservative Growth Lincoln Hedged S&P 500 Conservative Fund Lincoln Hedged S&P 500 Fund Lincoln Opportunistic Hedged Equity Fund LVIP American Century Balanced Fund LVIP American Century Inflation Protection Fund LVIP American Funds Vanguard Active Passive Growth Fund LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Global Growth Allocation Managed Risk Fund LVIP BlackRock Global Allocation Fund LVIP BlackRock Global Allocation Managed Risk Fund LVIP BlackRock Growth ETF Allocation Managed Risk Fund LVIP BlackRock Inflation Protected Bond Fund LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP Global Aggressive Growth Allocation Managed Risk Fund LVIP Global Conservative Allocation Managed Risk Fund LVIP Global Growth Allocation Managed Risk Fund LVIP Global Moderate Allocation Managed Risk Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Retirement Income Fund LVIP JPMorgan Short Duration Bond FundLVIP Nomura Diversified Floating Rate FundLVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Conservative Index Allocation Fund LVIP State Street Global Tactical Allocation Managed Volatility Fund LVIP State Street Moderate Index Allocation Fund LVIP State Street Moderately Aggressive Index Allocation Fund LVIP State Street Short-Term Bond Index Fund LVIP Structured Conservative Allocation Fund LVIP Structured Moderate Allocation Fund LVIP Structured Moderately Aggressive Allocation Fund LVIP U.S. Aggressive Growth Allocation Managed Risk Fund LVIP U.S. Growth Allocation Managed Risk Fund LVIP Vanguard Bond Allocation FundMFS® VIT Total Return Series Putnam VT George Putnam Balanced FundThe fixed account is only available for dollar cost averaging.Additionally, Contract Value or i4LIFE® Advantage Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models, if available:●Active-Passive Global Growth Allocation Model ●Dimensional/Vanguard Global Growth Allocation Model ●Dimensional/Vanguard Moderate Allocation Model ●Multi-Manager Domestic Growth Allocation Model ●Multi-Manager Moderate Allocation Model (not available in Contracts issued on or after August 19, 2024)You may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (version 4) purchases on or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowners). If you elected i4LIFE® Advantage Guaranteed Income Benefit (version 4) on or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowners), you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund LVIP Nomura Diversified Floating Rate Fund LVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Short-Term Bond Index Fund LVIP Vanguard Bond Allocation Fund
Group 2 Investments cannot exceed 70% of Contract Value or Account Value
AB VPS Discovery Value Portfolio Fidelity® VIP Balanced Portfolio Fidelity® VIP Contrafund® Portfolio Fidelity® VIP FundsManager® 50% Portfolio Fidelity® VIP Mid Cap Portfolio First Trust Capital Strength Portfolio First Trust Growth Strength Portfolio First Trust International Developed Capital Strength Portfolio First Trust/Dow Jones Dividend & Income Allocation Portfolio Franklin Allocation VIP Fund Franklin Income VIP Fund Franklin Multi-Asset Variable Conservative Growth Franklin Mutual Shares VIP Fund Invesco V.I. Equally-Weighted S&P 500 Fund Invesco V.I. EQV International Equity Fund LVIP AllianceBernstein Large Cap Growth Fund LVIP American Century Balanced Fund LVIP American Century Capital Appreciation Fund LVIP American Century International Fund LVIP American Century Large Company Value Fund LVIP American Century Mid Cap Value Fund LVIP American Century Ultra® Fund LVIP American Century Value Fund LVIP American Funds Vanguard Active Passive Growth Fund LVIP American Global Growth Fund LVIP American Growth Fund LVIP American Growth-Income Fund LVIP American International Fund LVIP Avantis Large Cap Value Fund LVIP Baron Growth Opportunities Fund LVIP BlackRock Equity Dividend Fund LVIP BlackRock Global Allocation Fund LVIP Channing Small Cap Value Fund LVIP ClearBridge Large Cap Growth Portfolio LVIP Dimensional International Core Equity Fund LVIP Dimensional U.S. Core Equity 1 Fund LVIP Dimensional U.S. Core Equity 2 Fund LVIP Franklin Templeton Multi-Factor International Equity Fund LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund LVIP Government Money Market Fund LVIP JPMorgan High Yield Fund LVIP JPMorgan Mid Cap Value Fund LVIP JPMorgan Retirement Income Fund LVIP JPMorgan Small Cap Core Fund LVIP JPMorgan U.S. Equity Fund LVIP MFS International Growth Fund LVIP MFS Value Fund LVIP Mondrian International Value Fund LVIP Nomura High Yield Fund LVIP Nomura Mid Cap Value Fund LVIP Nomura SMID Cap Core Fund LVIP Nomura Social Awareness Fund LVIP Nomura U.S. Growth Fund LVIP State Street Conservative Index Allocation Fund LVIP State Street International Index Fund LVIP State Street Mid-Cap Index Fund LVIP State Street Moderate Index Allocation Fund LVIP State Street Moderately Aggressive Index Allocation Fund LVIP State Street S&P 500 Index Fund LVIP State Street Small-Cap Index Fund LVIP Structured Conservative Allocation Fund LVIP Structured Moderate Allocation Fund LVIP Structured Moderately Aggressive Allocation Fund LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP Vanguard Domestic Equity ETF Fund LVIP Vanguard International Equity ETF Fund LVIP Wellington SMID Cap Value Fund MFS® VIT Growth Series MFS® VIT Total Return Series Nomura VIP Small Cap Value Series Putnam VT George Putnam Balanced Fund Putnam VT Large Cap Value Fund Putnam VT Sustainable Leaders Fund
Group 3 Investments cannot exceed 10% of Contract Value or Account Value
AB VPS Sustainable Global Thematic Portfolio American Funds® IS Global Small Capitalization Fund DWS Alternative Asset Allocation VIP Portfolio LVIP BlackRock Real Estate Fund LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund LVIP Nomura U.S. REIT Fund LVIP State Street Emerging Markets Equity Index Fund MFS® VIT Utilities Series Nomura VIP Emerging Markets SeriesThe fixed account is only available for dollar cost averaging. As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.  Fidelity® VIP Balanced Portfolio Fidelity® VIP FundsManager® 50% Portfolio First Trust/Dow Jones Dividend & Income Allocation Portfolio Franklin Allocation VIP Fund Franklin Multi-Asset Variable Conservative Growth Fund LVIP American Century Balanced Fund LVIP American Century Inflation Protection Fund LVIP American Funds Vanguard Active Passive Growth Fund LVIP BlackRock Global Allocation Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Retirement Income Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund LVIP Nomura Diversified Floating Rate FundLVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Conservative Index Allocation Fund LVIP State Street Moderate Index Allocation Fund LVIP State Street Moderately Aggressive Index Allocation Fund LVIP State Street Short-Term Bond Index Fund LVIP Structured Conservative Allocation Fund LVIP Structured Moderate Allocation Fund LVIP Structured Moderately Aggressive Allocation Fund LVIP Vanguard Bond Allocation FundMFS® VIT Total Return Series Putnam VT George Putnam Balanced FundInvestment Requirements for other Living Benefit Riders purchased prior to February 8, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund LVIP Nomura Diversified Floating Rate Fund LVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Short-Term Bond Index Fund LVIP Vanguard Bond Allocation Fund
Group 2 Investments cannot exceed 70% of Contract Value or Account Value
All other Subaccounts offered under the Contract, except for Subaccounts in Group 3, and the fixed account and those listed below.
Group 3 Investments cannot exceed 10% of Contract Value or Account Value
AB VPS Sustainable Global Thematic Portfolio DWS Alternative Asset Allocation VIP Portfolio LVIP BlackRock Real Estate Fund LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund LVIP Nomura U.S. REIT Fund LVIP State Street Emerging Markets Equity Index Fund MFS® VIT Utilities Series Nomura VIP Emerging Markets SeriesThe ClearBridge Variable Mid Cap Portfolio, First Trust Capital Strength Hedged Equity Portfolio, Lincoln Hedged Nasdaq-100 Fund, Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund, Lincoln Opportunistic Hedged Equity Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn Strategy Portfolio, and Putnam VT Sustainable Leaders Fund are not available. The fixed account is only available for dollar cost averaging. As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. American Funds® IS Managed Risk Asset Allocation Fund Fidelity® VIP Balanced Portfolio Fidelity® VIP FundsManager® 50% Portfolio First Trust/Dow Jones Dividend & Income Allocation Portfolio Franklin Allocation VIP Fund Franklin Income VIP Fund Franklin Multi-Asset Variable Conservative Growth Fund LVIP American Century Balanced Fund LVIP American Century Inflation Protection Fund LVIP American Funds Vanguard Active Passive Growth Fund LVIP American Global Balanced Allocation Managed Risk Fund LVIP American Global Growth Allocation Managed Risk Fund LVIP BlackRock Global Allocation Fund LVIP BlackRock Global Allocation Managed Risk Fund LVIP BlackRock Inflation Protected Bond Fund LVIP Fidelity Institutional AM® Total Bond Fund LVIP Franklin Templeton Core Bond Fund LVIP Global Aggressive Growth Allocation Managed Risk Fund LVIP Global Conservative Allocation Managed Risk Fund LVIP Global Growth Allocation Managed Risk Fund LVIP Global Moderate Allocation Managed Risk Fund LVIP JPMorgan Core Bond Fund LVIP JPMorgan Retirement Income Fund LVIP JPMorgan Short Duration Bond Fund LVIP Mondrian Global Income Fund LVIP Nomura Diversified Floating Rate Fund LVIP Nomura High Yield FundLVIP PIMCO Low Duration Bond Fund LVIP State Street Bond Index Fund LVIP State Street Conservative Index Allocation Fund LVIP State Street Global Tactical Allocation Managed Volatility Fund LVIP State Street Moderate Index Allocation Fund LVIP State Street Moderately Aggressive Index Allocation Fund LVIP State Street Short-Term Bond Index Fund LVIP Structured Conservative Allocation Fund LVIP Structured Moderate Allocation Fund LVIP Structured Moderately Aggressive Allocation Fund LVIP U.S. Aggressive Growth Allocation Managed Risk Fund LVIP U.S. Growth Allocation Managed Risk Fund LVIP Vanguard Bond Allocation FundMFS® VIT Total Return Series Putnam VT George Putnam Balanced Fund
ChoicePlus Assurance Prime | AB VPS Discovery Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
ChoicePlus Assurance Prime | AB VPS Sustainable Global Thematic Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
ChoicePlus Assurance Prime | American Funds® IS Global Small Capitalization Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Global Small Capitalization Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
ChoicePlus Assurance Prime | American Funds® IS Managed Risk Asset Allocation Fund - Class P2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.
Portfolio Company Name [Text Block]	American Funds® IS Managed Risk Asset Allocation Fund - Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
ChoicePlus Assurance Prime | ClearBridge Variable Mid Cap Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.08%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	7.24%
ChoicePlus Assurance Prime | DWS Alternative Asset Allocation VIP Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
ChoicePlus Assurance Prime | Fidelity® VIP Balanced Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
ChoicePlus Assurance Prime | Fidelity® VIP Contrafund® Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
ChoicePlus Assurance Prime | Fidelity® VIP FundsManager® 50 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	7.09%
ChoicePlus Assurance Prime | Fidelity® VIP Growth Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	17.16%
ChoicePlus Assurance Prime | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
ChoicePlus Assurance Prime | First Trust Capital Strength Hedged Equity Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio - Class I
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(2.26%)
ChoicePlus Assurance Prime | First Trust Capital Strength Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	7.07%
ChoicePlus Assurance Prime | First Trust Growth Strength Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Growth Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	11.75%
ChoicePlus Assurance Prime | First Trust International Developed Capital Strength Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust International Developed Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	6.45%
ChoicePlus Assurance Prime | First TrustDow Jones Dividend Income Allocation Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
ChoicePlus Assurance Prime | Franklin Allocation VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation with income as a secondary objective.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund - Class 4
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.19%
ChoicePlus Assurance Prime | Franklin Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
ChoicePlus Assurance Prime | Franklin Income VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 4
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.19%
ChoicePlus Assurance Prime | Franklin Multi-Asset Variable Conservative Growth - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balance of growth of capital and income. A fund of funds.
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth - Class II
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.50%
Average Annual Total Returns, 5 Years [Percent]	6.43%
ChoicePlus Assurance Prime | Franklin Mutual Shares VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.53%
ChoicePlus Assurance Prime | Franklin Mutual Shares VIP Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 4
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	7.43%
ChoicePlus Assurance Prime | Invesco V.I. Equally-Weighted SP 500 Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
ChoicePlus Assurance Prime | Invesco V.I. EQV International Equity Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series II Shares
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.95%
ChoicePlus Assurance Prime | Lincoln Hedged Nasdaq-100 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged Nasdaq-100 Fund - Service Class
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.44%
ChoicePlus Assurance Prime | Lincoln Hedged SP 500 Conservative Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.27%
ChoicePlus Assurance Prime | Lincoln Hedged SP 500 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Service Class
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.52%
ChoicePlus Assurance Prime | Lincoln Opportunistic Hedged Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Opportunistic Hedged Equity Fund - Service Class
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.77%
ChoicePlus Assurance Prime | LVIP AllianceBernstein Large Cap Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	13.37%
ChoicePlus Assurance Prime | LVIP American Century Balanced Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	6.23%
ChoicePlus Assurance Prime | LVIP American Century Capital Appreciation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	11.31%
ChoicePlus Assurance Prime | LVIP American Century Inflation Protection Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
ChoicePlus Assurance Prime | LVIP American Century International Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	6.27%
ChoicePlus Assurance Prime | LVIP American Century Large Company Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Large Company Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	9.35%
ChoicePlus Assurance Prime | LVIP American Century Mid Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	8.96%
ChoicePlus Assurance Prime | LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	8.43%
ChoicePlus Assurance Prime | LVIP American Century Ultra Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	17.00%
ChoicePlus Assurance Prime | LVIP American Century Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
ChoicePlus Assurance Prime | LVIP American Funds Vanguard Active Passive Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Funds Vanguard Active Passive Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
ChoicePlus Assurance Prime | LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	6.06%
ChoicePlus Assurance Prime | LVIP American Global Growth Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Global Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.51%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	6.90%
ChoicePlus Assurance Prime | LVIP American Global Growth Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Global Growth Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.23%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	11.76%
ChoicePlus Assurance Prime | LVIP American Growth Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	19.82%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	17.55%
ChoicePlus Assurance Prime | LVIP American Growth-Income Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American Growth-Income Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	13.52%
ChoicePlus Assurance Prime | LVIP American International Fund - Service Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A master-feeder fund.
Portfolio Company Name [Text Block]	LVIP American International Fund - Service Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	26.27%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	6.60%
ChoicePlus Assurance Prime | LVIP Avantis Large Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP Avantis Large Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	10.12%
ChoicePlus Assurance Prime | LVIP Baron Growth Opportunities Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	8.78%
ChoicePlus Assurance Prime | LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	8.70%
ChoicePlus Assurance Prime | LVIP BlackRock Equity Dividend Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Equity Dividend Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.27%
ChoicePlus Assurance Prime | LVIP BlackRock Global Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.84%
ChoicePlus Assurance Prime | LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	5.52%
ChoicePlus Assurance Prime | LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.78%
Average Annual Total Returns, 5 Years [Percent]	4.99%
ChoicePlus Assurance Prime | LVIP BlackRock Inflation Protected Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.76%
ChoicePlus Assurance Prime | LVIP BlackRock Real Estate Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	3.42%
ChoicePlus Assurance Prime | LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	5.49%
ChoicePlus Assurance Prime | LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.26%
Average Annual Total Returns, 5 Years [Percent]	11.82%
Average Annual Total Returns, 10 Years [Percent]	11.81%
ChoicePlus Assurance Prime | LVIP Blended Mid Cap Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	2.65%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	9.63%
ChoicePlus Assurance Prime | LVIP Channing Small Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Channing Small Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.67%
ChoicePlus Assurance Prime | LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	11.00%
ChoicePlus Assurance Prime | LVIP ClearBridge Large Cap Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.35%
Average Annual Total Returns, 5 Years [Percent]	10.29%
ChoicePlus Assurance Prime | LVIP Dimensional International Core Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	34.91%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	8.16%
ChoicePlus Assurance Prime | LVIP Dimensional International Equity Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional International Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	34.75%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	6.89%
ChoicePlus Assurance Prime | LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.26%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	13.27%
ChoicePlus Assurance Prime | LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	12.71%
ChoicePlus Assurance Prime | LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	11.12%
ChoicePlus Assurance Prime | LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	12.09%
ChoicePlus Assurance Prime | LVIP Fidelity Institutional AM Total Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
ChoicePlus Assurance Prime | LVIP Franklin Templeton Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.88%
ChoicePlus Assurance Prime | LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	33.98%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.62%
ChoicePlus Assurance Prime | LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	35.26%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	8.13%
ChoicePlus Assurance Prime | LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.39%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	13.26%
ChoicePlus Assurance Prime | LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	13.30%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	9.93%
ChoicePlus Assurance Prime | LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	6.02%
ChoicePlus Assurance Prime | LVIP Global Conservative Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.64%
ChoicePlus Assurance Prime | LVIP Global Equity Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Global Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	8.02%
ChoicePlus Assurance Prime | LVIP Global Growth Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	5.94%
ChoicePlus Assurance Prime | LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.38%
ChoicePlus Assurance Prime | LVIP Government Money Market Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.70%
ChoicePlus Assurance Prime | LVIP JPMorgan Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
ChoicePlus Assurance Prime | LVIP JPMorgan High Yield Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	5.55%
ChoicePlus Assurance Prime | LVIP JPMorgan Mid Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation with the secondary goal of achieving current income by investing in equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	4.45%
ChoicePlus Assurance Prime | LVIP JPMorgan Retirement Income Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.28%
ChoicePlus Assurance Prime | LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	7.06%
ChoicePlus Assurance Prime | LVIP JPMorgan Short Duration Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP JPMorgan Short Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	2.03%
ChoicePlus Assurance Prime | LVIP JPMorgan Small Cap Core Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth over the long term.
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	8.66%
ChoicePlus Assurance Prime | LVIP JPMorgan US Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return.
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	14.56%
ChoicePlus Assurance Prime | LVIP MFS International Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	18.81%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	9.46%
ChoicePlus Assurance Prime | LVIP MFS Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.82%
ChoicePlus Assurance Prime | LVIP Mondrian Global Income Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	(3.54%)
Average Annual Total Returns, 10 Years [Percent]	0.11%
ChoicePlus Assurance Prime | LVIP Mondrian International Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	7.63%
ChoicePlus Assurance Prime | LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	9.77%
ChoicePlus Assurance Prime | LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	19.71%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	7.44%
ChoicePlus Assurance Prime | LVIP Nomura Diversified Floating Rate Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Nomura Diversified Floating Rate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.51%
ChoicePlus Assurance Prime | LVIP Nomura High Yield Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Nomura High Yield Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	5.58%
ChoicePlus Assurance Prime | LVIP Nomura Mid Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.29%
ChoicePlus Assurance Prime | LVIP Nomura SMID Cap Core Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura SMID Cap Core Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	9.34%
ChoicePlus Assurance Prime | LVIP Nomura Social Awareness Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura Social Awareness Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	13.13%
ChoicePlus Assurance Prime | LVIP Nomura U.S. Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura U.S. Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	22.24%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	15.92%
ChoicePlus Assurance Prime | LVIP Nomura U.S. REIT Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Nomura U.S. REIT Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	3.74%
ChoicePlus Assurance Prime | LVIP PIMCO Low Duration Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	1.99%
ChoicePlus Assurance Prime | LVIP State Street Bond Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP State Street Bond Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.53%
Average Annual Total Returns, 5 Years [Percent]	(0.97%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
ChoicePlus Assurance Prime | LVIP State Street Conservative Index Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Conservative Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	5.30%
ChoicePlus Assurance Prime | LVIP State Street Emerging Markets Equity Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Name [Text Block]	LVIP State Street Emerging Markets Equity Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	33.15%
Average Annual Total Returns, 5 Years [Percent]	3.15%
ChoicePlus Assurance Prime | LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.09%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	6.36%
ChoicePlus Assurance Prime | LVIP State Street International Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.73%
ChoicePlus Assurance Prime | LVIP State Street International Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street International Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	24.69%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	5.31%
ChoicePlus Assurance Prime | LVIP State Street Large Cap Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Large Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	11.95%
ChoicePlus Assurance Prime | LVIP State Street Mid-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Mid-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	10.06%
ChoicePlus Assurance Prime | LVIP State Street Moderate Index Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Moderate Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.16%
ChoicePlus Assurance Prime | LVIP State Street Moderately Aggressive Index Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Moderately Aggressive Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	7.91%
ChoicePlus Assurance Prime | LVIP State Street SP 500 Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
ChoicePlus Assurance Prime | LVIP State Street Short-Term Bond Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Name [Text Block]	LVIP State Street Short-Term Bond Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	2.00%
ChoicePlus Assurance Prime | LVIP State Street Small-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	8.90%
ChoicePlus Assurance Prime | LVIP State Street SMID Cap Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street SMID Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	6.65%
ChoicePlus Assurance Prime | LVIP Structured Conservative Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.34%
ChoicePlus Assurance Prime | LVIP Structured Moderate Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.98%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	7.32%
ChoicePlus Assurance Prime | LVIP Structured Moderately Aggressive Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.03%
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	8.05%
ChoicePlus Assurance Prime | LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	12.62%
ChoicePlus Assurance Prime | LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	5.91%
ChoicePlus Assurance Prime | LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.36%
ChoicePlus Assurance Prime | LVIP Vanguard Bond Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
ChoicePlus Assurance Prime | LVIP Vanguard Domestic Equity ETF Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	16.18%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	13.50%
ChoicePlus Assurance Prime | LVIP Vanguard International Equity ETF Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	31.23%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.87%
ChoicePlus Assurance Prime | LVIP Wellington SMID Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	8.26%
ChoicePlus Assurance Prime | MFS® VIT Growth Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	15.31%
ChoicePlus Assurance Prime | MFS® VIT Total Return Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.36%
ChoicePlus Assurance Prime | MFS® VIT Utilities Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
ChoicePlus Assurance Prime | Nomura VIP Emerging Markets Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series - Service Class
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	80.77%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	11.85%
ChoicePlus Assurance Prime | Nomura VIP Small Cap Value Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
ChoicePlus Assurance Prime | PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	3.29%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.43%
ChoicePlus Assurance Prime | Putnam VT George Putnam Balanced Fund - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund - Class IB
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.17%
ChoicePlus Assurance Prime | Putnam VT Large Cap Value Fund - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IB
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
ChoicePlus Assurance Prime | Putnam VT Sustainable Future Fund - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IB
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	9.60%
ChoicePlus Assurance Prime | Putnam VT Sustainable Leaders Fund - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IB
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
ChoicePlus Assurance Prime | Templeton Global Bond VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
ChoicePlus Assurance Prime | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the selection of an Annuity Payout option. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant	The Contractowner is a trust or other non-natural person**	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the selection of an Annuity Payout option. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection. While utilizing an Automatic Withdrawal Service to satisfy the requirements of the Annuity Commencement Date, the Death Benefit continues until otherwise terminated as noted in the discussion below. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as the death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.If a Contractowner, joint owner, or Annuitant was added or changed subsequent to the effective date of the Contract (unless the change occurred because of the death of a prior Contractowner, joint owner, or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim. If your Contract Value equals zero, no Death Benefit will be paid.
ChoicePlus Assurance Prime | Estate Lock Death Benefit Rider Charge Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
ChoicePlus Assurance Prime | Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | Current Initial Protected Lifetime Income Fee Rate Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | Current Initial Protected Lifetime Income Fee Rate Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Single
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit Contractowners from Lincoln ProtectedPay Select Core Joint
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit - Single Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.75%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.75%
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit - Joint Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
ChoicePlus Assurance Prime | Account Value Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.27%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.27%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Calculation Method of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your Contract may refer to this benefit as the Contract Value Death Benefit.) For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the death claim is approved. The amount of Death Benefit paid equals $12,000.
ChoicePlus Assurance Prime | Guarantee of Principal Death Benefit
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.32%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this Contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit, and it may only be elected when the contract is issued.The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Calculation Method of Benefit [Text Block]	The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders reduce the sum of all Purchase Payment amounts on a dollar-for-dollar basis. See Benefits Available Under the Contract – Lincoln ProtectedPay® lifetime income suite or Appendix C — Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, and Lincoln Max 6 SelectSM Advantage. For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
ChoicePlus Assurance Prime | Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.57%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.57%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the highest Contract Value on any contract anniversary prior to age 81 as adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.55%
Brief Restrictions / Limitations [Text Block]	Not available if age 80 or older at the time of issuance.●Withdrawals could significantly reduce the benefit.●Poor investment performance could significantly reduce and limit potential increases to the highest Contract Value.
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Operation of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB is available for an additional charge and may only be elected when the Contract is issued.The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance. There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges, Other Deductions, and Adjustments.
Calculation Method of Benefit [Text Block]	The EGMDB provides a Death Benefit equal to the greatest of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders reduce the sum of all Purchase Payment amounts on a dollar-for-dollar basis. See Benefits Available Under the Contract – Lincoln ProtectedPay® lifetime income suite or Appendix C — Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, and Lincoln Max 6 SelectSM Advantage; or ●the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value. The following example shows how the Death Benefit amount is calculated under the EGMDB:
7/3/2026 Initial Deposit / Contract Value	$10,000
7/3/2030 Contract Value	$25,000
7/3/2031 Contract Value	$23,500
The EGMDB provides a Death Benefit equal to the highest Contract Value on any contract anniversary, so the amount of Death Benefit paid equals $25,000 on the date the death claim is approved. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals(surrender charges for example) and premium taxes, if any.
ChoicePlus Assurance Prime | Dollar-Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar-Cost Averaging (DCA)
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.●Cannot be used simultaneously with portfolio rebalancing.
Name of Benefit [Text Block]	Dollar-Cost Averaging (DCA)
Operation of Benefit [Text Block]	Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the selection of an Annuity Payout option by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of: ●the selection of an Annuity Payout option;●the value of the amount being DCA’d is depleted; or●you cancel the program by written request or by telephone if we have your telephone authorization on file. We reserve the right to limit certain time periods or to restrict access to this program at any time. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, if available, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
ChoicePlus Assurance Prime | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging.●Only available for the Subaccounts.●Rebalancing may take place on a monthly, quarterly, semi-annual, or annual basis.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing. Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
ChoicePlus Assurance Prime | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service (AWS)
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE® Advantage begins.●Withdrawals are subject to applicable surrender charges, Interest Adjustments, taxes, and tax penalties.●May result in Excess Withdrawals under certain optional benefits.
Name of Benefit [Text Block]	Automatic Withdrawal Service (AWS)
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges, Other Deductions, and Adjustments — Surrender Charge and Fixed Side of the Contract — Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
ChoicePlus Assurance Prime | Estate Lock Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Purpose of Benefit [Text Block]	Works in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, as adjusted for Excess Withdrawals
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Brief Restrictions / Limitations [Text Block]	●Available only at issue, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider.●Available only if 35 to 75 years of age at the time of issuance.●Joint life option is not available.●Excess Withdrawals could significantly reduce or terminate the benefit.●The fee rate may increase at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Operation of Benefit [Text Block]	Availability. The Estate LockSM Death Benefit can only be elected at the time the Contract is purchased, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider, subject to state availability and broker-dealer approval. The rider will be effective on the Contract’s effective date. The Contractowner/Annuitant must be 35 to 75 years of age at the time the Contract is issued. The Estate LockSM Death Benefit may not be terminated unless you surrender the Contract. In addition, the Death Benefit rider will terminate: 1.on the selection of an Annuity Payout option; 2.if a withdrawal is taken prior to the youngest age on the Rate Sheet; 3.upon the termination of the Lincoln ProtectedPay® and Estate LockSM rider; 4.if the Contract Value is reduced to zero; 5.upon the election of any Annuity Payout option, including i4LIFE® Advantage; 6.upon the death of the Annuitant; or 7.at any time the Contractowner/Annuitant is changed. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner but will not be allowed to assume the Estate LockSM Death Benefit. Upon death of the spouse who continues the Contract, the Account Value Death Benefit will be paid.
Calculation Method of Benefit [Text Block]	Estate LockSM Death Benefit. The Estate LockSM Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim upon the death of the Contractowner/Annuitant; or ●the sum of all Purchase Payments decreased by Excess Withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under Lincoln ProtectedPay® and Estate LockSM do not reduce the sum of all Purchase Payments for this Death Benefit. All withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000, and a $500 withdrawal has been taken that is equal to or less than the Protected Annual Income Amount. The Contract Value decreases due to subaccount performance and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed and not reduced for Protected Annual Income, the amount of the Death Benefit paid equals $10,000. In a declining market, Excess Withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to Excess Withdrawals include deductions for premium taxes, if any.
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Core and Estate Lock - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Core and Estate Lock - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Plus - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Plus - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Core - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Core - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Max - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Max - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | i4LIFE Advantage
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) riders elected prior to 5/21/2018, and Guaranteed Income Benefit (version 4) may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides:●Variable periodic Regular Income Payments for life.●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) riders elected prior to 5/21/2018, and Guaranteed Income Benefit (version 4) may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	i4LIFE® Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantage i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge. i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The optional Guaranteed Income Benefit, if available, provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your Contract will terminate. The Guaranteed Income Benefit is described in further detail below. When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election. If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the selection of an Annuity Payout option. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Selection of an Annuity Payout Option. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract. Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this Contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to the terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form. Additionally, certain Living Benefit Riders allow a transition to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Protected Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage. i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with our Home Office or your registered representative regarding availability in the SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage without the Guaranteed Income Benefit, must be elected by age 90 on IRA contracts or age 99 on nonqualified contracts. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. i4LIFE® Advantage Select Guaranteed Income Benefit is the only version of the Guaranteed Income Benefit that is currently available, unless you are transitioning to Guaranteed Income Benefit from a Prior Rider. Beginning May 18, 2026, i4LIFE® Advantage Select Guaranteed Income Benefit will only be available for election at the time the Contract is issued, unless you are guaranteed the right to transition from a Prior Rider. Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period and the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals, surrenders, or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage with or without the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections on and after November 20, 2023	10 years	To age 115 for nonqualified contracts; to age 100 for qualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to November 20, 2023	5 years	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Select Guaranteed Income Benefit for elections on and after January 28, 2025	Longer of 20 years or the difference between your age (nearest birthday) and age 85	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Select Guaranteed Income Benefit for elections prior to January 28, 2025; or Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
Guaranteed Income Benefit (version 4)	Longer of 20 years or the difference between your age (nearest birthday) and age 100	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life under the joint life option) and the Account Value will be reduced to zero.i4LIFE® Advantage Credit. A quarterly i4LIFE® Advantage Credit is available if you select a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and you maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below. The i4LIFE® Advantage Credit is only available if you elect i4LIFE® Advantage on or after November 20, 2023 (subject to state approval) and is not applied to Contracts with the Guaranteed Income Benefit. If you elect the rider at the time you purchase the Contract, the first i4LIFE® Advantage Credit will apply three months from the contract issue date. If you elect the rider after we issue the Contract, the first i4LIFE® Advantage Credit will apply three months from the first Regular Income Payment. Thereafter, it will apply every three months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the Contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid. Proportionate credits will not be applied.i4LIFE® Advantage Death Benefits When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes have been deducted from the Contract Value). i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected. i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where: ●Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and ●all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your Contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal.During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit. i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period and is the greatest of: ●the Account Value as of the Valuation Date on which we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where: ●Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and ●all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your Contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or ●the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the Contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments, including Guaranteed Income Benefit payments, and withdrawals are deducted in the same proportion that Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals reduce the Contract Value or Account Value. When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive the request, at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. If there is a change in the Contractowner, joint owner or Annuitant during the life of the Contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or any other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.i4LIFE® Advantage General Provisions Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges, Other Deductions, and Adjustments. The Interest Adjustment may apply.Surrender. At any time during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges, Other Deductions, and Adjustments. The Interest Adjustment may apply. Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and your base contract expense will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the Contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. i4LIFE® Advantage will terminate due to any of the following events: ●the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or ●a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or ●upon written notice from the Contractowner to us; or ●assignment of the Contract; or ●failure to comply with Investment Requirements. A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Protected Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Calculation Method of Benefit [Text Block]	Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments: ●single or joint life option; ●the date you will receive the initial Regular Income Payment; ●the frequency of the payments (monthly, quarterly, semi-annually or annually); ●the frequency the payment is recalculated; ●the assumed investment return (AIR); and ●the date the Access Period ends and the Lifetime Income Period begins. Some of the choices will not be available if you elect the Guaranteed Income Benefit. If you do not choose a payment frequency, the default is a monthly payment frequency. You may not change your payment frequency during the Lifetime Income Period. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments if Guaranteed Income Benefit is elected. AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to November 20, 2023, AIR rates of 5% and 6% were also available, but certain states had limited the availability of 5% and 6% AIR. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. A 3% AIR will be used to calculate the Regular Income Payments under: ●Guaranteed Income Benefit (Managed Risk) elections made on or after May 18, 2020; and ●Select Guaranteed Income Benefit elections made prior to February 19, 2019. A 4% AIR will be used to calculate the Regular Income Payments under: ●Select Guaranteed Income Benefit elections made on and after January 28, 2025; ●Select Guaranteed Income Benefit elections made between February 19, 2019 and May 17, 2020; and ●Elections of all other versions of Guaranteed Income Benefit made prior to May 18, 2020. The AIR used to calculate the Regular Income Payments if transitioning from a Prior Rider may be different. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable, or surrender. Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges, Other Deductions, and Adjustments. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the frequency of the payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 10 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $504.96 per month ($6,059.60 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.41 per month ($5,380.90 annually). This may vary by state of issue. The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life (if living); ●the frequency of the Regular Income Payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying: ●the variable Account Value on that date; by ●the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).
	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%
If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments and required minimum distributions) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation. If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met. The i4LIFE® Advantage Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.Different minimum Access Period requirements may apply if you use the greater of the Account Value or Protected Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of: ●Lincoln Lifetime IncomeSM Advantage 2.0	Longer of 20 years or the difference between your age (nearest birthday) and age 100	Longer of 20 years or the difference between your age (nearest birthday) and age 95
Purchasers of: ●Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to May 18, 2020	Longer of 20 years or the difference between your age (nearest birthday) and age 90	Longer of 15 years or the difference between your age (nearest birthday) and age 85
Purchasers of: ●Lincoln ProtectedPay Select Core® elections on and after January 28, 2025	Longer of 20 years or the difference between your age (nearest birthday) and age 85	Longer of 20 years or the difference between your age (nearest birthday) and age 85
Purchasers of:
●Lincoln ProtectedPay Secure Core®
●Lincoln ProtectedPay Select Core®
elections prior to January 28, 2025
●Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) on or after May 18,
2020
●Lincoln Market Select® Advantage
	Longer of 20 years or the difference between your age (nearest birthday) and age 90	Longer of 20 years or the difference between your age (nearest birthday) and age 90
A 3% AIR will be used to calculate the Regular Income Payments under: ●transitions to Guaranteed Income Benefit (Managed Risk) from a Prior Rider purchased on or after May 18, 2020; and ●transitions to Select Guaranteed Income Benefit from a Prior Rider purchased prior to January 28, 2025. A 4% AIR will be used to calculate the Regular Income Payments under: ●transitions to Guaranteed Income Benefit (Managed Risk) from a Prior Rider purchased prior to May 18, 2020; ●transitions to Select Guaranteed Income Benefit from a Prior Rider purchased on and after January 28, 2025; and ●all other transitions. When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Protected Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the Contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810

ChoicePlus Assurance Prime | Guaranteed Income Benefit with i4LIFE Advantage - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Guaranteed Income Benefit with i4LIFE Advantage - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Estate Enhancement Benefit Rider
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.77%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.77%
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Estate Enhancement Benefit Rider
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of: (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the highest Contract Value on any contract anniversary prior to age 81 (decreased proportionately by subsequent withdrawals); (4) current Contract Value plus an amount based on earnings under the Contract.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.75%
Brief Restrictions / Limitations [Text Block]	●If there are no contract earnings, the calculations of the Death Benefit using contract earnings will not be available. ●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Estate Enhancement Benefit Rider
Operation of Benefit [Text Block]	Estate Enhancement Benefit Rider (EEB Rider). This Death Benefit is no longer available. The amount of Death Benefit payable under this rider is the greatest of the following amounts: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar-for-dollar basis. See Appendix C — Discontinued Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Market Select® Advantage; or ●the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or ●the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the enhancement rate times the lesser of: ●the contract earnings; or ●the covered earnings limit. Note: If there are no contract earnings, there will not be an amount provided under this item. The following example shows how the Death Benefit amount is calculated under the EEB. It assumes that the oldest Contractowner or Annuitant age is 68, an initial deposit of $100,000 and an enhancement rate of 40%.
Contract Value on the Valuation Date the death claim is approved	$120,000
Contract earnings	$20,000 ($120,000 - $100,000)
Covered earnings limit	$200,000 ($100,000 x 2)
The enhancement rate is multiplied by the lesser of the contract earnings amount ($20,000) or the covered earnings limit amount ($200,000)	$8,000 (40% x $20,000)
Total Death Benefit amount	$128,000 ($120,000 + $8,000)
The enhancement rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective. Contract earnings equal: ●the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus ●the Purchase Payments as of the effective date of this rider; minus ●each Purchase Payment that is made to the Contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus ●any Purchase Payment that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal. The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where (A)is the amount of the withdrawal minus the greater of $0 and (B); where (B)is the result of [(i) - (ii)]; where (i)is the Contract Value immediately prior to the withdrawal; and (ii)is the amount of Purchase Payments made into the Contract prior to the withdrawal. The covered earnings limit equals 200% of: ●the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus ●each Purchase Payment that is made to the Contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus ●any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal. The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where (A)is the amount of the withdrawal minus the greater of $0 and (B); where (B)is the result of [(i) - (ii)]; where (i)is the Contract Value immediately prior to the withdrawal; and (ii)is the amount of Purchase Payments made into the Contract prior to the withdrawal. If the EEB Rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is added to the Contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the Contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your Contract. The EEB rider may not be terminated unless you surrender the Contract or the Contract is in the Annuity Payout period. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Core and Estate Lock - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Max - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Max - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Plus - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Plus - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Core - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Core - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage 2.0 (Managed Risk) - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage 2.0 (Managed Risk) - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage 2.0
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0
Purpose of Benefit [Text Block]	Provides:●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base;●Age-based increases to the Protected Annual Income amount
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Excess withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0
ChoicePlus Assurance Prime | Lincoln Market Select Advantage - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.25%
ChoicePlus Assurance Prime | Lincoln Market Select Advantage - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.45%
ChoicePlus Assurance Prime | Lincoln Max 6 Select Advantage - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
ChoicePlus Assurance Prime | Lincoln Max 6 Select Advantage - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit (Managed Risk) - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit (Managed Risk) - Single Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit (Managed Risk) - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit (Managed Risk) - Joint Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit version 4 - Joint Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit version 4 - Single Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
ChoicePlus Assurance Prime | Estate Lock Death Benefit Rider - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
ChoicePlus Assurance Prime | Lincoln ProtectedPay and Estate Lock - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln ProtectedPay - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage - Single Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage - Joint Life | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | i4LIFE Advantage - Single Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
ChoicePlus Assurance Prime | i4LIFE Advantage - Joint Life
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
ChoicePlus Assurance Prime | Lincoln ProtectedPay and Estate Lock
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,920
Surrender Expense, 3 Years, Maximum [Dollars]	29,837
Surrender Expense, 5 Years, Maximum [Dollars]	44,706
Surrender Expense, 10 Years, Maximum [Dollars]	78,737
Annuitized Expense, 1 Year, Maximum [Dollars]	7,920
Annuitized Expense, 3 Years, Maximum [Dollars]	23,837
Annuitized Expense, 5 Years, Maximum [Dollars]	39,706
Annuitized Expense, 10 Years, Maximum [Dollars]	78,737
No Surrender Expense, 1 Year, Maximum [Dollars]	7,920
No Surrender Expense, 3 Years, Maximum [Dollars]	23,837
No Surrender Expense, 5 Years, Maximum [Dollars]	39,706
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 78,737
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Lincoln ProtectedPay® and Estate LockSM Lincoln ProtectedPay® and Estate LockSM is a combination Living Benefit Rider and Death Benefit rider. These riders are designed to work in conjunction with each other and may not be purchased separately. Lincoln ProtectedPay® and Estate LockSM is available for purchase (subject to state availability and broker-dealer approval), and provides: ●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Annual step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up); and ●A Death Benefit payable to the Beneficiary of your Contract upon the death of the Annuitant.Protected Annual Income lifetime income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Value, and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the contract as collateral. Availability. The Lincoln ProtectedPay Select Core® and Estate LockSM rider can only be elected at the time the Contract is purchased, and only in conjunction with the Estate LockSM Death Benefit, subject to state approval and variations. Lincoln ProtectedPay Secure Core® and Estate LockSM is no longer available for purchase. The rider will be effective on the Contract’s effective date. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if total Purchase Payments equal $1 million or more. Lincoln ProtectedPay Select Core® and Estate LockSM is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner or Annuitant must be 35 to 75 years of age at the time the Contract is issued (at least age 58 for contracts issued in the state of Maryland).Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The minimum age may vary between the different rider options. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, which varies by which rider option is selected and based on your age. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in Appendix D to this prospectus. After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum.In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, Enhancement Value and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers to surrender charges provisions set forth in the prospectus is applicable. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this contract; 3.No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); 4.This contract is not a beneficiary IRA; and 5.You reach the minimum age, as stated on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the remaining Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which you will receive annuity payments for life. This option is different from other Annuity Payout options including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Annuity payments made under PAIPO will be equal to the Protected Income Base multiplied by the Protected Annual Income rate listed on your Rate Sheet. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for the life of the Annuitant. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a death benefit payment. Death Prior to the Selection of an Annuity Payout Option. Lincoln ProtectedPay® and Estate LockSM riders have no provision for a payout of the Protected Income Base, Enhancement Base or Enhancement Value upon death of the Contractowner or Annuitant and provides no increase in value to the Estate LockSM Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the prospectus) will be in effect. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Death Benefits. Upon the death of the Contractowner or Annuitant, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. The Contractowner may not voluntarily terminate the rider, but the rider will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Amount Annuity Payout Option will continue if applicable); ●upon the election of any Annuity Payout option, including i4LIFE® Advantage; ●upon death of the Contractowner or Annuitant; ●when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base, Enhancement Base or Enhancement Value. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage. Once this rider is terminated, it may not be re-elected.
Calculation Method of Benefit [Text Block]	Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base will equal your initial Purchase Payment. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Account Value Step-up. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you. State variations may exist. The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments (according to the timeline outlined below) and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement or Account Value Step-up. The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Enhancement. We will calculate the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. The Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied. On each Benefit Year anniversary, the Protected Income Base will be the greater of the Contract Value and the Enhancement Value, if: 1. the Contractowner/Annuitant is under age 86; 2. there are no withdrawals in the preceding Benefit Year; 3. the rider is within the Enhancement Period; 4. the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary adjustment; 5. the Enhancement Value is greater than an Account Value Step-up that may have occurred on the same Benefit Year anniversary; and 6. the Enhancement Base is greater than zero. The initial Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and ((A multiplied by (B)), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year. On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Excess Withdrawals reduce the Protected Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate applicable to new rider elections is set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Enhancement Rates for previous effective periods are included in Appendix F to this prospectus. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000; Enhancement Value = $100,000 Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000; Enhancement Value = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $121,900 (= $115,000 + ($100,000 x 6% + $15,000 x 6%)). Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000; Enhancement Base = $115,000; Enhancement Value = $125,000 On the first Benefit Year anniversary, because the additional Purchase Payment is after the first 90 days from the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $131,900 (= $125,000 + ($100,000 x 6% + $15,000 x 6%)). The additional $10,000 will be added to the Enhancement Base on the second Benefit Year anniversary. As explained below and as noted above, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Enhancements are not available once the Enhancement Period has expired. Account Value Step-ups. The Protected Income Base will increase up to equal the highest Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant are under age 86; and b.the highest Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date, is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and c.the Contract Value is equal to or greater than the Enhancement Value on the same Benefit Year anniversary. The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred. The protected lifetime income fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary. (See Protected Lifetime Income Fee – Lincoln ProtectedPay® and Estate LockSM Fee.) If you decline an Account Value Step-up, you will continue to be eligible for future Account Value Step-ups if you meet the conditions listed above. Following is an example of how the Account Value Step-ups and the Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base	Enhancement Base	Enhancement Value
At issue	$100,000	$100,000	$100,000	$100,000
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$106,000
2nd Benefit Year anniversary	$115,000	$115,000	$100,000	$112,000
3rd Benefit Year anniversary	$116,000	$118,000	$100,000	$118,000
On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $106,000, and the Enhancement Base remains at $100,000. On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the Enhancement Value of $112,000 ($112,000 = $106,000 + ($100,000 x 6%), so the Protected Income Base is increased to equal the Contract Value of $115,000, and the Enhancement Base remains at $100,000. On the third Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $115,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $118,000, and the Enhancement Base remains at $100,000. Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Base or Enhancement Value. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, Enhancement Value, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider's effective date	$200,000
Protected Income Base, Enhancement Base and Enhancement Value on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base, Enhancement Base and Enhancement Value six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$10,000
Contract Value after withdrawal ($210,000 - $10,000)	$200,000
Protected Income Base, Enhancement Base and Enhancement Value after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base first Benefit Year anniversary	$205,000
Enhancement Value and Enhancement Base on first Benefit Year anniversary	$200,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $10,250 (5% x $205,000). The Enhancement Base and Enhancement Value remain at $200,000. Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.the Protected Income Base, Enhancement Base and Enhancement Value are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base, Enhancement Base and Enhancement Value could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at 1-888-868-2583.if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Enhancement Value, the Protected Annual Income amount, and your Contract Value. The example assumes that the Contractowner makes a $10,940 withdrawal which causes an $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal): The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base. Enhancement Base and Enhancement Value are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base, Enhancement Base, and Enhancement Value are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750. Contract Value = $49,060 ($55,750 - $6,690).
Contract Value reduction % due to the Excess Withdrawal = 12% ($6,690 ÷ $55,750)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Value = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Enhancement Value = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800)
ChoicePlus Assurance Prime | i4LIFE Advantage with the EGMDB and i4LIFE Advantage Select Guaranteed Income Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,049
Surrender Expense, 3 Years, Maximum [Dollars]	29,453
Surrender Expense, 5 Years, Maximum [Dollars]	42,886
Surrender Expense, 10 Years, Maximum [Dollars]	70,111
Annuitized Expense, 1 Year, Maximum [Dollars]	8,049
Annuitized Expense, 3 Years, Maximum [Dollars]	23,453
Annuitized Expense, 5 Years, Maximum [Dollars]	37,886
Annuitized Expense, 10 Years, Maximum [Dollars]	70,111
No Surrender Expense, 1 Year, Maximum [Dollars]	8,049
No Surrender Expense, 3 Years, Maximum [Dollars]	23,453
No Surrender Expense, 5 Years, Maximum [Dollars]	37,886
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 70,111
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Core and Estate Lock
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay Select Core® and Estate LockSM
Purpose of Benefit [Text Block]	Provides:●A combination Death Benefit and Living Benefit Rider;●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Available only at issue, and only in conjunction with the Estate LockSM Death Benefit.●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay Select Core® and Estate LockSM
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Core
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Select Core®●Lincoln ProtectedPay Select Plus®●Lincoln ProtectedPay Select Max®Beginning May 18, 2026, the Lincoln ProtectedPay® Select riders will only be available for election at the time the Contract is purchased.
Purpose of Benefit [Text Block]	Provides:●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement that may increase the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Select Core®●Lincoln ProtectedPay Select Plus®●Lincoln ProtectedPay Select Max®Beginning May 18, 2026, the Lincoln ProtectedPay® Select riders will only be available for election at the time the Contract is purchased.
Calculation Method of Benefit [Text Block]	Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.the Protected Income Base, Enhancement Base and Enhancement Value are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base, Enhancement Base and Enhancement Value could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals.The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Enhancement Value, the Protected Annual Income amount, and your Contract Value. The example assumes that the Contractowner makes a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 Withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base, Enhancement Base, and Enhancement Value are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base, Enhancement Base and the Enhancement Value are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750. Contract Value = $49,060 ($55,750 - $6,690)
Contract Value Reduction % due to the Excess Withdrawal = 12% ($6,690 ÷ $55,750)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Value = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Enhancement Value = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, Enhancement Value and Protected Annual Income amount. This is because the reduction in the Protected Income Base, Enhancement Base, and Enhancement Value may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers to surrender charge provisions set forth in the prospectus is applicable. Continuing with the prior example of the $10,940 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges; the $6,690 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in your prospectus. See Charges, Other Deductions, and Adjustments — Surrender Charge.
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Plus
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Select Core®●Lincoln ProtectedPay Select Plus®●Lincoln ProtectedPay Select Max®Beginning May 18, 2026, the Lincoln ProtectedPay® Select riders will only be available for election at the time the Contract is purchased.
Purpose of Benefit [Text Block]	Provides:●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement that may increase the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Select Core®●Lincoln ProtectedPay Select Plus®●Lincoln ProtectedPay Select Max®Beginning May 18, 2026, the Lincoln ProtectedPay® Select riders will only be available for election at the time the Contract is purchased.
ChoicePlus Assurance Prime | Lincoln ProtectedPay Select Max
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Select Core®●Lincoln ProtectedPay Select Plus®●Lincoln ProtectedPay Select Max®Beginning May 18, 2026, the Lincoln ProtectedPay® Select riders will only be available for election at the time the Contract is purchased.
Purpose of Benefit [Text Block]	Provides:●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement that may increase the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Select Core®●Lincoln ProtectedPay Select Plus®●Lincoln ProtectedPay Select Max®Beginning May 18, 2026, the Lincoln ProtectedPay® Select riders will only be available for election at the time the Contract is purchased.
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Jan. 28, 2025
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Select Guaranteed Income BenefitBeginning May 18, 2026, this rider will only be available for election at the time the Contract is purchased.
Purpose of Benefit [Text Block]	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
Brief Restrictions / Limitations [Text Block]	●Only available with i4LIFE® Advantage.●Investment Requirements apply.●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Select Guaranteed Income BenefitBeginning May 18, 2026, this rider will only be available for election at the time the Contract is purchased.
ChoicePlus Assurance Prime | i4LIFE Advantage Select Guaranteed Income Benefit | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Jan. 28, 2025
ChoicePlus Assurance Prime | i4Life Advantage Guaranteed Income Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit
Purpose of Benefit [Text Block]	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
Optional Benefit Expense, Footnotes [Text Block]	*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments can be subject to restrictions.●Investment Requirements apply.
Name of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit
Operation of Benefit [Text Block]	Guaranteed Income Benefit The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your Contract. i4LIFE® Advantage Select Guaranteed Income Benefit is the only version of the Guaranteed Income Benefit that is currently available, unless you are transitioning to Guaranteed Income Benefit from a Prior Rider. Beginning May 18, 2026, i4LIFE® Advantage Select Guaranteed Income Benefit will only be available for election at the time the Contract is issued, unless you are guaranteed the right to transition from a Prior Rider. You will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Appendix B – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below. In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your Contract or contact your registered representative for more information.Guaranteed Income Benefit General Provisions For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your Contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations. If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits below. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living. The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value. Guaranteed Income Benefit Step-ups Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). For elections of Select Guaranteed Income Benefit on and after January 28, 2025, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For elections of Select Guaranteed Income Benefit prior to January 28, 2025, and for all Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) elections, the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year. The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See “Regular Income Payments during the Access Period” in this prospectus for a discussion of recalculation of the Regular Income Payment.
8/1/2026 Amount of initial Regular Income Payment	$4,801
8/1/2026 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2026 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2027 Recalculated Regular Income Payment	$6,500
8/1/2027 Guaranteed Income Benefit after step-up (65% of $6,500)	$4,225
The Guaranteed Income Benefit was increased to 65% of the recalculated Regular Income Payment.i4LIFE® Advantage Guaranteed Income Benefit Transitions Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
●Lincoln ProtectedPay Select Core® elections on and after January 28, 2025	Select Guaranteed Income Benefit (available on and after January 28, 2025)
●Lincoln ProtectedPay Select Core® elections prior to January 28, 2025 ●Lincoln Market Select® Advantage	Select Guaranteed Income Benefit (available prior to January 28, 2025)
●Lincoln ProtectedPay Secure Core® ●Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
●Lincoln Lifetime IncomeSM Advantage 2.0	Guaranteed Income Benefit (version 4)
The following discussion applies to all of these transitions. If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See Appendix B – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the greater of your Account Value or Protected Income Base or Guaranteed Amount, as applicable, based on your age (or the younger life under a joint life option) at the time of the first Regular Income Payment. Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage Guaranteed Income Benefit, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Lifetime IncomeSM Advantage 2.0 who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts. If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The minimum Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below. While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
Calculation Method of Benefit [Text Block]	Guaranteed Income Benefit Amount. For Select Guaranteed Income Benefit, Guaranteed Income Benefit (Managed Risk), and Guaranteed Income Benefit (version 4), the Guaranteed Income Benefit will be based on A, or, if transitioning from a Prior Rider, the greater of A and B: A.the Account Value immediately prior to electing Guaranteed Income Benefit; or B.the Protected Income Base under the Prior Rider reduced by all Protected Annual Income payments since the last Account Value Step-up (or inception date if no step-ups have occurred). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected or, if transitioning from a Prior Rider, the date of the first Regular Income Payment. The following is an example of how the Protected Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on the date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Protected Income Base on the date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Protected Income Base which is greater than $100,000 Account Value)	$6,300
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below. The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result. Select Guaranteed Income Benefit. The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentages, its effective period, and the date by which your application or rider election form must be signed and dated for a Contract to be issued with those percentages. The percentages may change periodically, at our sole discretion, and may be higher or lower than the percentages on the previous Rate Sheet. The Guaranteed Income Benefit percentages in the Rate Sheet can be superseded. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (Managed Risk), the Guaranteed Income Benefit percentages that were applicable to new rider elections, including transitions from a Prior Rider, were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicated the Guaranteed Income Benefit percentages and the date by which your application or rider elected form had to be signed and dated for your rider to be issued with those percentages. Rate information for previous effective periods is included in an Appendix to this prospectus. For Guaranteed Income Benefit (version 4), the specified percentages and the corresponding age-bands for calculating the Guaranteed Income Benefit under Guaranteed Income Benefit (version 4) are outlined in an Appendix to this prospectus. Both Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are only available for purchase if you are guaranteed the right to elect a prior version under a Prior Rider.

ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Core and Estate Lock
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay Secure Core® and Estate LockSM
Purpose of Benefit [Text Block]	Provides:●A combination Death Benefit and Living Benefit Rider;●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Available only in conjunction with the Estate LockSM Death Benefit.●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay Secure Core® and Estate LockSM
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Max
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Secure Core®●Lincoln ProtectedPay Secure Plus®●Lincoln ProtectedPay Secure Max®
Purpose of Benefit [Text Block]	Provides:●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement that may increase the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Secure Core®●Lincoln ProtectedPay Secure Plus®●Lincoln ProtectedPay Secure Max®
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Plus
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Secure Core®●Lincoln ProtectedPay Secure Plus®●Lincoln ProtectedPay Secure Max®
Purpose of Benefit [Text Block]	Provides:●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement that may increase the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Secure Core®●Lincoln ProtectedPay Secure Plus®●Lincoln ProtectedPay Secure Max®
ChoicePlus Assurance Prime | Lincoln ProtectedPay Secure Core
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Secure Core®●Lincoln ProtectedPay Secure Plus®●Lincoln ProtectedPay Secure Max®
Purpose of Benefit [Text Block]	Provides:●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement that may increase the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite options:●Lincoln ProtectedPay Secure Core®●Lincoln ProtectedPay Secure Plus®●Lincoln ProtectedPay Secure Max®
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage 2.0 (Managed Risk)
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - both versions are no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Purpose of Benefit [Text Block]	Provides:●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base;●Age-based increases to the Protected Annual Income amount; and●Nursing Home Enhancement.
Optional Benefit Expense, Footnotes [Text Block]	The fee for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - both versions are no longer available for purchase. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) can be found in an Appendix to this prospectus.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Operation of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life if the joint life option is chosen. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount(s) are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. As a result, the Protected Income Amount would be reduced as well. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider, the Secondary Life must be the spouse.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Protected Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Protected Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or protected lifetime income fees. You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Protected Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the Contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement. The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Protected Annual Income amount also include the Nursing Home Enhancement amount. Owners of contracts issued in South Dakota who elect any version of Lincoln Lifetime IncomeSM Advantage 2.0 have the option to increase the Protected Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Protected Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Protected Annual Income rate is only available for one measuring life before an election is made. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, the terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or protected lifetime income fees. Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. For Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) elections on and after January 20, 2015, if your Contract Value is reduced to zero for any reason, your Protected Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the Contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Protected Annual Income amount also include the terminal illness enhancement amount for owners of contracts issued in South Dakota only.Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase (depending on rider availability). In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Protected Income Base and the Protected Annual Income amount to decrease. Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elect their rider on or after January 20, 2015 and prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), may terminate the rider after the first anniversary of the effective date of the rider. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●upon the death under the single life option or the death of the surviving Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect either version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to later transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Calculation Method of Benefit [Text Block]	Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. Riders elected on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, have an Enhancement Base, the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Riders elected prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), do not have an Enhancement Base, but will use the Protected Income Base to determine the Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus). Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. there were no withdrawals in the preceding Benefit Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base, if applicable, is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you elected your rider was set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus. During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made: Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any). Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your Secondary Life (joint life option). The initial Protected Annual Income amount is calculated when you purchase the rider. If you (or younger of you and the Secondary Life if the joint life option is elected) are under the youngest age on the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be zero. If you (or the younger of you and the Secondary Life if the joint life option is elected) are older than the youngest age on the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be equal to a specified percentage of the Protected Income Base. Upon your first withdrawal the Protected Annual Income rate is based on your age (single life option) or the younger of you and the Secondary Life’s age (joint life option) at the time of the withdrawal. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus. After your first withdrawal the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4.00% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Protected Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 4.00%)	$8,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 4.00%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $8,200 (4.00% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4.00% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4.00% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount after the Protected Income Base is adjusted either by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.The Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.The Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and Enhancement Base, the Protected Annual Income amount and the Contract Value. The example assumes a 5.00% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 Withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 ÷ $55,750) Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Protected Income Base and Enhancement Base are unchanged: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,825 Protected Annual Income amount is not subject to surrender charges; the $8,175 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges, Other Deductions, and Adjustments — Surrender Charge. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4. This Contract is not a beneficiary IRA; and 5. The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
ChoicePlus Assurance Prime | Lincoln Market Select Advantage
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln Market Select® Advantage
Purpose of Benefit [Text Block]	Provides: ●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Market Select® Advantage
Operation of Benefit [Text Block]	Lincoln Market Select® Advantage Lincoln Market Select® Advantage is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life, if the joint life option is chosen. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base if reduced to zero. As a result, the Protected Income Amount would be reduced as well. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Market Select® Advantage rider, the Secondary Life must be the spouse.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date.Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Market Select® Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elected their rider prior to February 20, 2018 (April 2, 2018 if elected after the contract issue date), may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●upon death under the single life option or the death of the Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Calculation Method of Benefit [Text Block]	Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. Riders elected on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, have an Enhancement Base, the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Riders elected prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date) do not have an Enhancement Base but will use the Protected Income Base to determine the Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. there were no withdrawals in the preceding Benefit Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base, if applicable, is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you elected your rider was set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus. During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made: Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below.Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. For riders elected on and after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, a new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Riders elected prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, only have one 10-year Enhancement Period. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any). For riders elected on or after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, each time the Account Value Step-up occurs, a new Enhancement Period begins. The Account Value Step-up is available even in those years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges, Other Deductions, and Adjustments – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancements impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your Secondary Life (joint life option). The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the younger age of you or the Secondary Life will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus. After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 / $55,750). Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges: the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges, Other Deductions, and Adjustments — Surrender Charge.
ChoicePlus Assurance Prime | Lincoln Max 6 Select Advantage
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage
Purpose of Benefit [Text Block]	Provides: ●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate benefits. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.●The guaranteed payments will be reduced if your Contract Value is reduced to zero.●Your Protected Income Base will not carry over to i4LIFE® Advantage.
Name of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage
Operation of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. Your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life, if the joint life option is chosen. Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Max 6 SelectSM Advantage rider, the Secondary Life must be the spouse.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives. The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Benefit through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under age 86; b. there are no withdrawals in the preceding Benefit Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Protected Income Base after the Account Value Step-up; and e. the Enhancement Base is greater than zero. The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you purchased your rider was set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus. During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-ups. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any). Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and a 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. Protected Annual Income withdrawals are available at the minimum age stated on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your spouse (joint life option) but will be reduced if your Contract Value is reduced to zero. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the age of the younger of you or your spouse will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus. After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. Protected Annual Income payments are not available until you have reached the minimum age stated on the Rate Sheet. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Protected Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Protected Annual Income amount will continue for your life (and your spouse’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-up will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. The Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual Income amount. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. When an Excess Withdrawal occurs: 1.the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes a 5% Protected Annual Income rate, a $12,000 withdrawal, which causes an $11,815 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 13.90%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750). Contract Value = $48,000 ($55,750 - $7,750)
Protected Income Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Enhancement Base = $73,185 ($85,000 x 13.90% = $11,815; $85,000 - $11,815 = $73,185)
Protected Annual Income amount = $3,659 (5% of $73,185 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $43,000
Protected Income Base = $73,185
Enhancement Base = $73,185
Protected Annual Income amount = $3,659 (5% x $73,185) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Protected Annual Income amount is not subject to surrender charges; the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges, Other Deductions, and Adjustments — Surrender Charge. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or your spouse (joint life option) reach the minimum age, as stated on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annuity payments equal to the Protected Income Base multiplied by the Protected Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and your spouse for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Annuity Commencement Date. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate: ●on the Annuity Commencement Date (except payments under the Protected Annual Income Payout Option will continue if applicable);●upon death under the single life option or the death of the Secondary Life under the joint life option; ●upon election of i4LIFE® Advantage; ●when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
ChoicePlus Assurance Prime | General Death Benefit Information
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	General Death Benefit Information Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the selection of an Annuity Payout option. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner but will not be allowed to assume the Estate LockSM Death Benefit. Upon the death of the spouse who continues the Contract, we will pay a Death Benefit to the designated Beneficiary(s). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. Should the surviving spouse elect to continue the Contract, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the Contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the Contract will remain as the Death Benefit. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected the settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
ChoicePlus Assurance Prime | Living Benefits
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Living Benefit Riders The Living Benefit Riders described in this section provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the Contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the Contract’s effective date. Riders elected after the Contract is issued will be effective on the next Valuation Date following approval by us. You cannot elect more than one Living Benefit Rider or payout option offered in your Contract at any one time. Your registered representative will help you determine which Living Benefit Rider best suits your financial goals. The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the Contract. The riders do not guarantee the investment results of the funds. There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. Certain broker-dealers may require Contractowners to make post-contract issue rider requests through their registered representative. If your registered representative of record is affiliated with such a broker-dealer we will not process your request until you consult with your registered representative. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Appendix B – Investment Requirements and Appendix C – Discontinued Death Benefit and Living Benefit Riders for more information.From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated. If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.Rate Sheets The current Enhancement rate, Protected Annual Income rates, and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. The rates and/or percentages from previous effective periods are included in Appendix D, E and F to this prospectus.
ChoicePlus Assurance Prime | Lincoln ProtectedPay Lifetime Income Suite
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Lincoln ProtectedPay® Lifetime Income Suite Lincoln ProtectedPay® is a suite of Living Benefit Riders available for purchase that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement that increases the Protected Income Base if certain criteria are met, as set forth below; ●Annual step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). The rider suite provides flexible investment and income choices to meet your individual needs by currently offering three options: ●Lincoln ProtectedPay Select Core®●Lincoln ProtectedPay Select Plus® ●Lincoln ProtectedPay Select Max®Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, and Lincoln ProtectedPay Secure Max® are no longer available for purchase. In the following discussion, Lincoln ProtectedPay Select Core® and Lincoln ProtectedPay Secure Core®, together, are referred to as the “Core options.” Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Secure Plus®, together, are referred to as the “Plus options.” Lincoln ProtectedPay Select Max® and Lincoln ProtectedPay Secure Max®, together, are referred to as the “Max options”. You should carefully consider which is the best option for you. Consider the following:●The Core options provide level income that does not decrease if the Contract Value reaches $0 and the opportunity to transition to i4LIFE® Advantage Guaranteed Income Benefit. ●The Plus options provide higher initial income that decreases further than the Core options, if the Contract Value reaches $0. ●The Max options provide the highest initial income that decreases further than the Plus options, if the Contract Value reaches $0. The income option selected is irrevocable unless you follow the termination guidelines listed later in this discussion. Protected Annual Income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. For the Plus and Max options, your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life if the joint life option is chosen. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Value, and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. As a result, the Protected Annual Income amount would be reduced as well. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln ProtectedPay® riders, the Secondary Life must be the spouse. Availability. Lincoln ProtectedPay® Select riders are available for election on all new and existing contracts. Beginning May 18, 2026, the Lincoln ProtectedPay® Select riders will only be available for election at the time the Contract is purchased. Lincoln ProtectedPay® Secure riders are no longer available for election. If you elect the rider at contract issue, it will be effective on the Contract's effective date. If you elect the rider after the Contract is issued, the rider will be effective on the next Valuation Date following approval by us and will be the rider version available for sale at that time. The initial Purchase Payment or Contract Value (if purchased after the Contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $1 million or more. Lincoln ProtectedPay® Select is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected (at least age 58 for contracts issued in the state of Maryland). If you own a Living Benefit Rider and you wish to elect Lincoln ProtectedPay® Select, if available, you must first terminate your existing Living Benefit Rider. We reserve the right to require a 12-month wait after this termination, and you must also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln ProtectedPay® Select, if available. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The minimum age may vary between the different rider options. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your Secondary Life (joint life option). You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. The Protected Annual Income amount for the Plus and Max options will be reduced if your Contract Value is reduced to zero. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, which varies by which rider option is selected, based on your age and whether the single or joint life option has been elected, and, for the Plus and Max options, whether or not your Contract Value has been reduced to zero. Under the joint life option, the younger age of you or the Secondary Life will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your registered representative, online at www.lfg.com/VAprospectus, or by calling us at 1-888-868-2583. Protected Annual Income rates for previous effective periods are included in Appendix D to this prospectus. After your first Protected Annual Income withdrawal, the Protected Annual Income rate can only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this RMD exception to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4. This Contract is not a beneficiary IRA; and 5. The younger of you or the Secondary Life (joint life option) reach the youngest age band on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive payments under the PAIPO. Core options: Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Plus and Max options: Annuity payments made under PAIPO will be equal to the Protected Income Base multiplied by the Protected annual Income rate shown in Table B of your Rate Sheet. For all rider options, payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and the Secondary Life for the joint life option. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a Death Benefit payment. Death Prior to the Selection of an Annuity Payout Option. Lincoln ProtectedPay® has no provision for a payout of the Protected Income Base, Enhancement Base or Enhancement Value upon death of the Contractowners or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln ProtectedPay® does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Death Benefits. Upon the death of the Contractowner or Annuitant (single life option), this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue to be available, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln ProtectedPay® will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln ProtectedPay® will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●upon the election of i4LIFE® Advantage; ●upon the death under the single life option or the death of the surviving Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the Secondary Life under the joint life option assumes ownership of the Contract upon the death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value to equal the Protected Income Base, Enhancement Base or Enhancement Value. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage. Core options: i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln ProtectedPay Select Core® may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit. Contractowners who elected Lincoln ProtectedPay Secure Core® may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Calculation Method of Benefit [Text Block]	Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Contract Value Step-up. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments (according to the timeline outlined below) and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement or Account Value Step-up. The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Enhancement. We will increase the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. An Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied. On each Benefit Year anniversary, the Protected Income Base will be equal to the Enhancement Value, if: a.the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under the age of 86; b.there were no withdrawals in the preceding Benefit Year; c. the rider is within the Enhancement Period; d. the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary; e. the Enhancement Value is greater than the Contract Value on the same Benefit Year anniversary; and f. the Enhancement Base is greater than zero. The initial Enhancement Value is equal to the initial Protected Income Base. The Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and (A) multiplied by (B), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year. On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Excess Withdrawals reduce the Protected Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate applicable to new rider elections is declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your registered representative, online at www.lfg.com/VAprospectus or by calling us at 1-888-868-2583. Enhancement Rates for previous effective periods are included in Appendix F to this prospectus. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000; Enhancement Value = $100,000 Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000; Enhancement Value = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $121,900 (= $115,000 + ($100,000 x 6% + $15,000 x 6%)). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $115,000; Enhancement Value $125,000 On the first Benefit Year anniversary, because the additional Purchase Payment is after the first 90 days from the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $131,900 (= $125,000 + ($100,000 x 6% + $15,000 x 6%)). The additional $10,000 will be added to the Enhancement Base on the second Benefit Year anniversary. As explained below and as noted above, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement Value provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply each year. An Enhancement or an Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Enhancements are not available once the Enhancement Period has expired. Account Value Step-ups. The Protected Income Base will increase to equal the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals or fees (including surrender charges, the protected lifetime income fee and account fee), plus any Purchase Payments made on that date is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and c.the Contract Value is equal to or greater than the Enhancement Value on the same Benefit Year anniversary. The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred. Your protected lifetime income fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary. See Charges, Other Deductions, and Adjustments – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for future Account Value Step-ups and Enhancements if you meet the conditions listed above. Following is an example of how the Account Value Step-ups and the Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base	Enhancement Base	Enhancement Value
At issue	$100,000	$100,000	$100,000	$100,000
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$106,000
2nd Benefit Year anniversary	$115,000	$115,000	$100,000	$112,000
3rd Benefit Year anniversary	$116,000	$118,000	$100,000	$118,000
On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $106,000, and the Enhancement Base remains at $100,000. On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the Enhancement Value of $112,000 ($112,000 = $106,000 + ($100,000 x 6%)), so the Protected Income Base is increased to equal the Contract Value of $115,000, and the Enhancement Base remains at $100,000. On the third Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $115,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $118,000, and the Enhancement Base remains at $100,000.Core options: If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next Benefit Year anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum. Plus and Max options: If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amount received in the Benefit Year your Contract Value is reduced to zero is less than the recalculated Protected Annual Income amount based on Table B of the Rate Sheet, the difference is payable for the remainder of that Benefit Year. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary. Withdrawals equal to the Protected Annual Income amount will continue automatically for your life (and the life of the Secondary Life if applicable) under the Protected Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum. For all rider options, cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Base or Enhancement Value. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, Enhancement Value, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider's effective date	$200,000
Protected Income Base, Enhancement Base and Enhancement Value on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base, Enhancement Base and Enhancement Value six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$10,000
Contract Value after withdrawal ($210,000 - $10,000)	$200,000
Protected Income Base, Enhancement Base and Enhancement Value after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base first Benefit Year anniversary	$205,000
Enhancement Value and Enhancement Base on first Benefit Year anniversary	$200,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $10,250 (5% x $205,000). The Enhancement Base and Enhancement Value remain at $200,000. Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. For the Plus and Max options, the Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual income amount.
ChoicePlus Assurance Prime | Lincoln Lifetime Income Advantage
Item 4. Fee Table [Line Items]
Offered Starting [Date]	May 21, 2018
Offered Ending [Date]	May 21, 2018
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit (Managed Risk)
Item 4. Fee Table [Line Items]
Offered Starting [Date]	May 21, 2018
ChoicePlus Assurance Prime | i4LIFE Advantage Guaranteed Income Benefit (Managed Risk) | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 21, 2018
ChoicePlus Assurance Prime | Fixed Options
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Side of the Contract Information regarding the features of the fixed account, if available, including (i) its name, (ii) its available Guaranteed Periods, and (iii) its minimum guaranteed interest rate, is available in Appendix A – Investment Options Available Under the Contract. You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the Contract and the charges for the Living Benefit Riders are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges, Other Deductions, and Adjustments section of this prospectus for more information. Since amounts in the fixed account make up part of your Contract Value, those amounts may be used to calculate benefits under the Living Benefit Riders. See the Benefits Available Under the Contract section in this prospectus for more information. Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed. In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Disclosures in this prospectus about the general account, however, are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from, or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment and other charges (see the Charges, Other Deductions, and Adjustments section). A negative Interest Adjustment may reduce your value upon surrender, withdrawal, or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your Contract) interest had been credited to the fixed account. Refer to Transfers On or Before the Selection of an Annuity Payout Option and Transfers After the Selection of an Annuity Payout Option for additional transfer restrictions from the fixed account. The fixed account is also subject to the nonforfeiture law of your state, which means the minimum amount available from the fixed account will not be less than the minimum nonforfeiture amount under state law.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED. Your Contract may not offer a fixed account or if permitted by your Contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Currently, the fixed account option is available for dollar-cost averaging (DCA) purposes only. Please contact your registered representative for further information.
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	60 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.50%
ChoicePlus Assurance Prime | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in this Contract, including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
ChoicePlus Assurance Prime | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.●A withdrawal, surrender, or transfer from the fixed account prior to the expiration date of a Guaranteed Period may result in an Interest Adjustment, which could be positive or negative.●At the end of a Guaranteed Period for the fixed account, your Contract Value in the fixed account will be reallocated according to your instructions. In the absence of instructions, a new Guaranteed Period will begin if available. State variations exist.●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
ChoicePlus Assurance Prime | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.●Each investment option (including the fixed account option) has its own unique risks.●You should review the available investment options before making an investment decision.
ChoicePlus Assurance Prime | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-888-868-2583 or visiting www.LincolnFinancial.com.
ChoicePlus Assurance Prime | Variable Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
ChoicePlus Assurance Prime | Investment Requirements Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements. This means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
ChoicePlus Assurance Prime | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with certain Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
ChoicePlus Assurance Prime | Withdrawal Risk (Illiquidity Risk)
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A withdrawal or surrender from the fixed account prior to the expiration date of a Guaranteed Period may result in a negative Interest Adjustment. A negative Interest Adjustment will result in the loss of some or all previously-credited interest in excess of the guaranteed minimum interest rate, if any.
ChoicePlus Assurance Prime | Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. A transfer from the fixed account prior to the expiration date of a Guaranteed Period may result in a negative Interest Adjustment. A negative Interest Adjustment will result in the loss of some or all previously-credited interest in excess of the guaranteed minimum interest rate, if any. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
ChoicePlus Assurance Prime | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors.You must obtain our approval for Purchase Payments totaling $5 million or more where the only optional benefits elected are the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit and $1 million or more for all other contracts. At the Company’s discretion, either amount may consider total Purchase Payments for all contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant. Additionally, if you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
ChoicePlus Assurance Prime | Election of Optional Benefit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
ChoicePlus Assurance Prime | Fee and Expense Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
ChoicePlus Assurance Prime | Financial Strength and Claims-Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
ChoicePlus Assurance Prime | Cybersecurity and Business Interuption Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.